UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
4400 EASTON COMMONS, SUITE 200
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31 Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

HSBC Funds

Annual Report
October 31, 2020

						Intermediary	Intermediary
MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Class	Service Class	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX

HSBC Family of Funds
Annual Report - October 31, 2020

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	6

Schedules of Portfolio Investments

HSBC U.S. Government Money Market Fund	7
HSBC U.S. Treasury Money Market Fund	11
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	30
Other Federal Income Tax Information	32
Table of Shareholder Expenses	33
Board of Trustees and Officers	35
Other Information	37

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A bond’s duration is easily confused with its term or time to maturity because they are both measured in years. However, a bond’s term is a linear measure of the years until repayment of principal is due; it does not change with the interest rate environment. Duration, on the other hand is non-linear and accelerates as time to maturity lessens.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

London Interbank Offered Rate (“LIBOR”) is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. The LIBOR is fixed on a daily basis by the British Bankers’ Association. The LIBOR is derived from a filtered average of the world’s most creditworthy banks’ interbank deposit rates for larger loans with maturities between overnight and one full year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Secured Overnight Financing Rate (SOFR) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. The SOFR includes all trades in the Broad General Collateral Rate plus bilateral Treasury repurchase agreement (repo) transactions cleared through the Delivery-versus-Payment (DVP) service offered by the Fixed Income Clearing Corporation (FICC), which is filtered to remove a portion of transactions considered specials.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy experienced dramatic highs and lows during the 12-month period beginning November 1, 2019. Early in the period, positive developments around the U.K.’s Brexit strategy and an improving tone around U.S.-China trade negotiations helped ease concerns around slowing global economic growth. That improving outlook continued into the new year despite ongoing regional headwinds such as disappointing manufacturing data in the eurozone and weaker-than-expected economic growth in China. In late January, however, concerns grew about a new coronavirus (COVID-19) outbreak in China.

By the end of February, nations in the grip of the pandemic closed their borders and established strict stay-at-home orders, all but bringing the global economy to a halt. Global stock markets fell sharply in late February and early March, with major indexes posting historic declines. By late March, many governments launched sustained stimulus efforts to shore up their respective economies. In April, China began to slowly reopen its economy, even as many other countries, including parts of the United States, entered lockdown.

Despite plunging GDP growth and worsening economic indicators, investors reacted positively to ongoing stimulus measures by central banks and signs that COVID-19 cases in many countries were leveling off. Global equity markets climbed higher in April and May with only minor drawdowns. Clear cyclical winners, namely China and industrialized Asia, outperformed other markets heading into the summer, including the eurozone, frontier markets, smaller oil-exporting countries, and non-Asian emerging markets.

Investors continued to shrug off bleak economic data and ongoing uncertainty to drive global stocks steadily higher throughout the summer and into the fall. As economies reopened, a strong rebound in economic activity helped drive optimism in a swoosh-shaped recovery, with a sharp initial drop followed by a gradual recovery.

U.S. economic growth followed a similar path, with modest growth to start the period followed by a rapid contraction and then a strong rebound. U.S. gross domestic product (GDP)1 increased at an annualized rate of 2.1% in the fourth quarter of 2019 only to turn negative in early 2020. The first quarter 2020 saw a 5% contraction, with the second quarter posting a record-breaking decline of 31.4%. Advance estimates for third quarter GDP growth were 33.1%, underscoring the strength of the rebound over the summer. The U.S. unemployment rate followed a similar path, hovering between 3.5% and 3.6% for the first four months of the period, before rising to 4.4% in March and then spiking to 14.7% in April. The rate ticked downward over the remainder of the period, reaching 6.9% by October.

In response to recessionary worries and in the face of the economic slowdown triggered by the pandemic, the Federal Reserve in mid-March cut short-term interest rates to zero. Rates largely rallied through the late spring and summer months on optimism that the pandemic was under control and the economy would continue to recover.

Elsewhere in developed countries, economic concerns that dominated headlines prior to COVID-19 were quickly eclipsed by the pandemic’s negative impact. The eurozone’s virus containment measures heavily impacted economic growth, making it one of the early underperformers in the spring, particularly for the region’s vulnerable manufacturing sector. In similar fashion, concerns over the U.K.’s economic reality post-Brexit were set aside to deal with the immediate threat of COVID-19. However, the risks of a no-deal Brexit returned mid-summer and continued to generate strong headwinds throughout much of the rest of the period.

Emerging market economies were similarly impacted by the global pandemic, although some countries experienced more fallout than others. For instance, India’s lockdown in March had an immediate toll on the country’s GDP growth, but its underwhelming fiscal response and strained banking sector compounded the negative impacts. Meanwhile, China’s economy rebounded strongly after the country’s cautious reopening, which helped boost global sentiment. Oil exporters, including Russia and countries in the Middle East, suffered from declining oil prices.

Market review

Global equity markets suffered a dramatic selloff starting in mid-February. Stocks plunged to a low in mid-March before rebounding throughout the rest of the period despite a selloff in technology stocks in September. As confidence grew in a sustained economic recovery, investors continued to push stocks higher throughout the second half of the 12-month period.

U.S. stocks ended the 12-month period in positive territory for the most part, although that performance was uneven across different asset classes. Large-cap stocks weathered the downturn better than their small-cap peers. The Russell 1000® Index1 of large-capitalization U.S. stocks returning 10.87%, while the Russell 2000® Index1 of small-cap stocks fell -0.14%. Meanwhile, growth stocks strongly outperformed their value counterparts, with the Russell 1000® Growth Index1 posting a 29.22% gain as the Russell 1000® Value Index1 posted a -7.57% decline.

International equities generally trailed U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks declined -6.86% (NR), while emerging markets stocks fared better on the whole, with the MSCI Emerging Markets Index1 returning 8.25% (NR).

U.S. credit markets ended 2019 on a positive note due to optimism about a U.S.-China trade deal, but the tone quickly shifted in early 2020. The yield curve briefly inverted in February as investors flocked to the relative safety of Treasuries, which helped drive prices up and pushed the 10-year Treasury yield below the yield on three-month Treasuries. An inverted yield curve is widely considered a leading indicator of an economic recession. Taxable and municipal bond yields rose and fell rapidly while Treasury yields fell sharply as investors lost their appetite for risk amid the selloff in equities. Bond returns varied widely based on quality.

Credit markets improved throughout the summer and into the fall, as economic activity rebounded. Optimism over a strong recovery supported a tightening in credit spreads. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned 6.19% for the period under review, while the ICE BofA U.S. High Yield Constrained Index1, which tracks high-yield bonds in the U.S. market, returned 2.44%. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally underperformed the comparable U.S. market, with a 5.63% return for the 12-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC U.S. Government Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities fell sharply during the 12-month period ended October 31, 2020. In response to the global economic shocks caused by the COVID-19 pandemic, the Federal Reserve (the Fed) cut interest rates twice in March for a net decline of 150 basis points‡ (1.50%). Lower interest rates drove yields down, keeping them at historically low levels through the end of the period.

Yields fell further as markets responded to the Fed’s cuts and the yield curve flattened through the period as the duration‡ of the low-interest-rate environment lengthened.

The economic crisis produced significant inflows to the Fund as investors responded to market volatility by seeking out relatively safer areas of the financial markets. We invested these new assets in a combination of secondary government agency-backed floating-rate debt based on the LIBOR‡ and newly issued, longer-dated floating rate debt based on the SOFR‡. Yields on LIBOR-based debt were slower to fall during the early stages of the crisis compared to fixed-rate Treasury bills and discount notes that saw dramatic and immediate compression.†

This strategy resulted in a more barbell-shaped distribution of holdings, which helped preserve yields and increased the Fund’s capacity to absorb the inflow of new assets relative to its peers.†

After May, the Fund focused more on Treasury bills in an effort to preserve flexibility and liquidity to respond to unpredictable investor inflows and outflows. Through the remainder of the period, the Fund sought to extend its duration as much as possible and make tactical movements between repurchase agreements and agency debt where possible to find what little yield exists in a low-rate environment.†

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.

			Average Annual				Expense
Fund Performance			Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	1	5	10	Since	7-Day
As of October 31, 2020	Date	Year	Year	Year	Inception	Average	Gross	Net
Class A	5/3/90	0.38	0.67	0.34	2.37	0.01	0.66	0.66
Class C4	11/20/06	—	—	—	1.39	—	1.26	1.26
Class D	4/1/99	0.44	0.77	0.39	1.51	0.01	0.51	0.51
Class E5	7/12/16	—	—	—	0.34	—	0.26	0.25
Class I6	12/24/03	0.65	1.07	0.54	1.07	0.03	0.16	0.14
Intermediary Class	7/12/16	0.62	—	—	1.18	0.01	0.31	0.18
Intermediary Service Class	7/12/16	0.60	—	—	1.16	0.01	0.36	0.20
Class Y	7/1/96	0.56	0.96	0.49	2.05	0.01	0.26	0.26

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares and HSBC Global Asset Management (USA) Inc., the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily agreed to waive or limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waivers and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.52%, -0.37%, -0.02%, -0.17%, -0.22% and -0.12% for Class A Shares, Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2021. Additional information pertaining to the October 31, 2020 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire fiscal years ended October 31, 2007, 2008, and 2011 through 2020. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire fiscal years ended October 31, 2018 through 2020. No return is presented for the one-year period with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire fiscal years ended October 31, 2008 through 2020.

4 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC U.S. Treasury Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class,
Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities fell sharply during the period ended October 31, 2020. In response to the global economic shocks caused by the COVID-19 pandemic, the Federal Reserve (the Fed) cut interest rates twice in March for a net decline of 150 basis points (1.50%). The Fed subsequently announced it had no intention of raising rates for the foreseeable future. These declines in interest rates drove yields down and they remained at low levels through the end of the period.

The March rate cuts ended a four-month period of relative stability in the bond markets, which followed the last of a series of Fed rate cuts in the summer and fall of 2019 intended to offset economic uncertainty. The March rate cuts came as the Fed took joint action with other central banks to support bond markets during the market crash caused by pandemic-related shutdowns. Yields fell further as markets responded to the Fed’s cuts and the yield curve flattened through the period as the duration of the low-interest-rate environment lengthened.

In the wake of the March rate cut, the Fund purchased floating-rate debt, which continued to produce better yields than fixed-rate debt through May. As depressed yields took hold across the board for the remainder of the period, the Fund sought opportunities to extend its weighted average maturity as much as possible to capture any remaining yield.†

†	Portfolio composition is subject to change.

			Average Annual				Expense
Fund Performance			Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	1	5	10	Since	7-Day
As of October 31, 2020	Date	Year	Year	Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	1.08	—	0.68	0.68
Class C5	12/24/03	—	—	—	0.04	—	1.28	1.28
Class D	5/14/01	0.44	0.74	0.37	0.97	0.01	0.53	0.53
Class E6	7/12/16	—	—	—	0.37	—	0.28	0.25
Class I7	12/30/03	0.64	1.02	0.51	1.15	0.01	0.18	0.14
Intermediary Class	7/12/16	0.63	—	—	1.11	0.01	0.33	0.18
Intermediary Service Class	7/12/16	0.61	—	—	1.14	0.01	0.38	0.20
Class Y	5/11/01	0.56	0.92	0.46	1.12	0.01	0.28	0.28

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares and HSBC Global Asset Management (USA) Inc., the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily agreed to waive or limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waivers and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/ expense reimbursements, the yields would have been -0.39%, -0.04%, -0.19%, -0.24%, and -0.14% for the Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2021. Additional information pertaining to the October 31, 2020 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire fiscal years ended October 31, 2015 through 2020. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire fiscal years ended October 31, 2011 through 2020. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire fiscal years ended October 31, 2018 through 2020. No return is presented for the one-year period with non-continuous operations.
7	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire fiscal years ended October 31, 2006 through 2020.

HSBC FAMILY OF FUNDS 5

Portfolio Reviews
Portfolio Composition* October 31, 2020 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Government and
Government Agency
Obligations	42.8
U.S. Treasury Obligations	41.0
Repurchase Agreements	13.5
Investment Companies	2.7
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*	Portfolio composition is subject to change.

6 HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2020

U.S. Government and Government Agency
Obligations — 42.9%

	Principal
	Amount ($)	Value ($)
Federal Farm Credit Bank — 13.3%
0.09% (US0001M - 6 bps),
2/3/2021(a)	170,000,000	169,994,759
0.11% (US0001M - 4 bps),
12/3/2020(a)	126,900,000	126,898,118
0.12% (US0003M - 10 bps),
10/27/2021(a)	50,000,000	49,927,752
0.12%, 4/19/2021(b)	5,000,000	4,997,183
0.13% (US0001M - 2 bps),
8/23/2021(a)	35,000,000	35,000,448
0.13% (US0001M - 2 bps),
12/15/2021(a)	225,000,000	224,989,789
0.14% (FEDL01 + 5 bps),
11/12/2020(a)	50,000,000	50,000,607
0.14% (US0001M + 1 bps),
12/11/2020(a)	22,440,000	22,438,995
0.14% (SOFR + 4 bps),
2/9/2021(a)	5,000,000	4,997,796
0.14% (SOFR + 4 bps),
8/4/2021(a)	365,000,000	365,000,000
0.14% (SOFR + 4 bps),
8/20/2021(a)	100,000,000	99,991,875
0.15%, 11/25/2020(b)	20,000,000	19,997,867
0.16% (FCPR DLY - 310 bps),
4/20/2022(a)	60,000,000	59,995,534
0.16% (FCPR DLY - 309 bps),
7/29/2021(a)	100,000,000	99,993,239
0.17% (US0001M + 2 bps),
9/17/2021(a)	9,000,000	8,995,421
0.17% (FCPR - 308 bps),
6/29/2021(a)	49,360,000	49,333,687
0.18% (SOFR + 8 bps),
3/10/2022(a)	15,000,000	15,000,000
0.18% (FCPR DLY - 307 bps),
7/25/2022(a)	150,000,000	149,992,115
0.18% (US0001M + 4 bps),
1/19/2021(a)	40,000,000	40,000,000
0.19% (SOFR + 9 bps),
7/25/2022(a)	73,000,000	72,993,601
0.19% (FEDL01 + 10 bps),
2/3/2022(a)	150,000,000	149,992,369
0.20% (FCPR - 306 bps),
2/3/2022(a)	50,000,000	49,959,047
0.20% (FCPR - 305 bps),
3/9/2022(a)	95,000,000	94,976,691
0.21% (FEDL01 + 12 bps),
2/9/2021(a)	115,000,000	115,000,000
0.21% (FEDL01 + 12 bps),
2/22/2021(a)	110,000,000	110,000,000
0.21% (FEDL01 + 12 bps),
4/23/2021(a)	247,800,000	247,645,372
0.21% (FCPR DLY - 304 bps),
5/3/2022(a)	250,000,000	249,988,574
0.21% (SOFR + 11 bps),
1/15/2021(a)	37,000,000	37,000,000
0.22% (FCPR DLY - 303 bps),
11/27/2020(a)	50,000,000	49,999,929
0.22% (US0001M + 8 bps),
2/1/2021(a)	5,000,000	5,001,960
0.23% (US0001M + 8 bps),
7/26/2021(a)	55,725,000	55,730,248
0.24% (US0001M + 9 bps),
11/18/2021(a)	100,000,000	100,000,000
0.24% (US0001M + 11 bps),
12/10/2021(a)	50,000,000	50,000,000
0.24% (FCPR DLY - 301 bps),
6/7/2021(a)	25,000,000	24,998,472
0.25% (FCPR DLY - 300 bps),
3/18/2021(a)	25,000,000	25,002,858
0.25% (FCPR DLY - 300 bps),
3/22/2021(a)	150,000,000	150,005,839
0.25% (SOFR + 15 bps),
7/28/2022(a)	75,000,000	75,000,000
0.25% (US0001M + 11 bps),
11/2/2021(a)	100,000,000	100,000,000
0.26% (US0003M + 1 bps),
9/13/2021(a)	30,000,000	30,013,257
0.26% (FEDL01 + 17 bps),
1/25/2021(a)	75,000,000	74,998,260
0.26% (US0001M + 13 bps),
10/8/2021(a)	18,000,000	18,000,000
0.28% (FCPR DLY - 297 bps),
6/8/2022(a)	35,000,000	34,997,042
0.29% (SOFR + 19 bps),
10/15/2021(a)	24,205,000	24,170,014
0.29% (FEDL01 + 20 bps),
4/22/2021(a)	50,000,000	50,000,000
0.29% (FEDL01 + 20 bps),
2/17/2022(a)	45,000,000	45,023,545
0.29% (FCPR DLY - 296 bps),
7/15/2022(a)	47,007,000	47,007,000
0.30% (US0001M + 16 bps),
10/4/2021(a)	65,000,000	65,000,000
0.30% (SOFR + 20 bps),
4/22/2022(a)	8,500,000	8,484,841
0.31% (FEDL01 + 22 bps),
10/12/2021(a)	5,000,000	4,999,754
0.34% (FCPR DLY - 292 bps),
12/17/2020(a)	50,000,000	49,999,685
0.34% (SOFR + 24 bps),
7/7/2021(a)	125,000,000	125,000,000
0.40% (SOFR + 30 bps),
7/2/2021(a)	250,000,000	250,000,000
0.42% (SOFR + 32 bps),
1/12/2022(a)	25,000,000	25,000,000
0.45% (FCPR DLY - 280 bps),
11/23/2021(a)	19,500,000	19,530,810
0.45% (SOFR + 35 bps),
4/7/2022(a)	25,000,000	25,000,000
		4,258,064,353
Federal Home Loan Bank — 23.7%
0.09%, 12/28/2020(b)	198,500,000	198,470,142
0.10%, 1/20/2021(b)	426,500,000	426,405,222
0.11% (US0001M - 4 bps),
1/8/2021(a)	180,000,000	180,000,000
0.11% (US0001M - 4 bps),
4/26/2021(a)	250,000,000	250,000,000
0.11% (SOFR + 1 bps),
11/6/2020(a)	177,500,000	177,499,876
0.11% (SOFR + 1 bps),
12/4/2020(a)	260,000,000	260,000,000
0.11%, 12/9/2020(b)	90,000,000	89,989,075

See notes to financial statements.	HSBC FAMILY OF FUNDS 7

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

U.S. Government and Government Agency
Obligations, continued

	Principal
	Amount ($)	Value ($)
0.12% (US0001M - 2 bps),
5/3/2021(a)	100,000,000	100,000,000
0.12% (SOFR + 2 bps),
2/26/2021(a)	250,000,000	250,000,000
0.12% (US0001M - 3 bps),
4/20/2021(a)	394,900,000	394,911,005
0.13% (SOFR + 3 bps),
12/30/2020(a)	150,000,000	150,000,000
0.13% (SOFR + 3 bps),
1/4/2021(a)	500,000,000	500,000,000
0.13% (SOFR + 3 bps),
1/11/2021(a)	500,000,000	500,000,000
0.13% (SOFR + 3 bps),
1/15/2021(a)	500,000,000	500,000,000
0.13% (SOFR + 3 bps),
2/22/2021(a)	250,000,000	250,000,000
0.13% (SOFR + 3 bps),
2/22/2021(a)	250,000,000	250,000,000
0.14% (SOFR + 4 bps),
2/9/2021(a)	12,095,000	12,087,998
0.14% (SOFR + 4 bps),
3/19/2021(a)	250,000,000	250,000,000
0.14% (SOFR + 4 bps),
3/19/2021(a)	500,000,000	500,000,000
0.15% (US0001M –),
10/20/2021(a)	50,000,000	50,000,000
0.18% (SOFR + 8 bps),
1/8/2021(a)	500,000,000	500,000,000
0.19% (SOFR + 3 bps),
11/6/2020(a)	89,000,000	88,998,037
0.20% (SOFR + 10 bps),
12/23/2020(a)	157,700,000	157,699,999
0.20% (SOFR + 10 bps),
12/24/2020(a)	500,000,000	500,000,000
0.20% (SOFR + 10 bps),
1/25/2021(a)	157,000,000	157,000,000
0.24%, 11/13/2020(b)	122,000,000	121,989,427
0.24%, 11/24/2020(b)	23,400,000	23,396,263
0.24% (SOFR + 14 bps),
3/10/2021(a)	125,000,000	124,999,995
0.24% (SOFR + 14 bps),
6/4/2021(a)	15,000,000	14,999,974
0.25%, 11/23/2020(b)	53,000,000	52,991,579
0.28%, 11/18/2020(b)	130,250,000	130,231,537
0.33% (SOFR + 23 bps),
4/13/2021(a)	400,000,000	400,000,000
		7,561,670,129
Federal Home Loan Mortgage Corporation — 1.9%
0.19% (SOFR + 9 bps),
8/3/2022(a)	75,000,000	75,000,000
0.20% (SOFR + 10 bps),
8/19/2022(a)	107,900,000	107,907,432
0.20% (SOFR + 10 bps),
9/9/2022(a)	70,000,000	70,000,000
0.22% (SOFR + 12 bps),
4/29/2022(a)	69,750,000	69,750,000
0.24% (SOFR + 14 bps),
12/10/2021(a)	5,000,000	4,988,260
0.25% (SOFR + 15 bps),
3/4/2022(a)	15,000,000	14,951,330
0.36% (SOFR + 26 bps),
5/5/2022(a)	150,000,000	150,000,000
0.39% (SOFR + 29 bps),
10/1/2021(a)	100,000,000	100,000,000
		592,597,022
Federal National Mortgage Association — 4.0%
0.14% (SOFR + 4 bps),
1/29/2021(a)	4,700,000	4,698,150
0.17% (SOFR + 7 bps),
12/11/2020(a)	50,000,000	49,993,903
0.21% (SOFR + 11 bps),
3/4/2022(a)	77,100,000	76,860,087
0.28% (SOFR + 18 bps),
6/3/2022(a)	99,500,000	99,652,068
0.29% (SOFR + 19 bps),
4/5/2021(a)	200,000,000	200,000,000
0.40% (SOFR + 30 bps),
1/7/2022(a)	50,000,000	50,000,000
0.40% (SOFR + 30 bps),
1/27/2022(a)	200,000,000	200,000,000
0.42% (SOFR + 32 bps),
10/22/2021(a)	430,000,000	430,000,000
0.42% (SOFR + 32 bps),
4/27/2022(a)	50,000,000	50,000,000
0.42% (SOFR + 32 bps),
4/28/2022(a)	50,000,000	50,000,000
0.45% (SOFR + 35 bps),
4/7/2022(a)	50,000,000	50,000,000
0.46% (SOFR + 36 bps),
1/20/2022(a)	10,000,000	10,013,533
		1,271,217,741
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $13,683,549,245)		13,683,549,245

U.S. Treasury Obligations — 41.0%

U.S. Treasury Bills — 38.2%
0.06%, 11/3/2020(b)	200,000,000	199,998,331
0.07%, 12/1/2020(b)	350,000,000	349,963,229
0.09%, 11/5/2020(b)	250,000,000	249,996,194
0.10%, 11/10/2020(b)	600,000,000	599,984,250
0.10%, 1/19/2021(b)	250,000,000	249,946,236
0.10%, 1/21/2021(b)	350,000,000	349,922,769
0.10%, 1/28/2021(b)	250,000,000	249,940,416
0.10%, 2/2/2021(b)	500,000,000	499,862,179
0.11%, 11/17/2020(b)	250,000,000	249,989,444
0.11%, 11/19/2020(b)	700,000,000	699,959,700
0.11%, 11/24/2020(b)	200,000,000	199,981,312
0.11%, 1/12/2021(b)	100,000,000	99,977,900
0.11%, 1/26/2021(b)	100,000,000	99,972,528
0.11%, 2/9/2021(b)	150,000,000	149,958,125
0.11%, 2/11/2021(b)	400,000,000	399,869,667
0.11%, 2/18/2021(b)	100,000,000	99,968,208
0.11%, 3/4/2021(b)	250,000,000	249,901,771
0.11%, 3/30/2021(b)	200,000,000	199,906,461
0.11%, 4/15/2021(b)	150,000,000	149,920,938
0.11%, 4/29/2021(b)	250,000,000	249,863,264
0.12%, 11/12/2020(b)	250,000,000	249,990,428

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

U.S. Treasury Obligations, continued

	Principal
	Amount ($)	Value ($)
0.12%, 11/27/2020(b)	450,000,000	449,968,132
0.12%, 12/15/2020(b)	500,000,000	499,934,000
0.12%, 1/14/2021(b)	650,000,000	649,842,185
0.12%, 3/11/2021(b)	150,000,000	149,932,292
0.12%, 3/18/2021(b)	500,000,000	499,766,910
0.12%, 3/23/2021(b)	200,000,000	199,906,911
0.13%, 12/17/2020(b)	850,000,000	849,854,493
0.13%, 12/22/2020(b)	150,000,000	149,975,562
0.13%, 12/24/2020(b)	450,000,000	449,911,483
0.13%, 2/25/2021(b)	375,000,000	374,867,567
0.14%, 12/31/2020(b)	900,000,000	899,823,167
0.14%, 1/7/2021(b)	350,000,000	349,905,828
0.15%, 12/8/2020(b)	440,000,000	439,951,746
0.15%, 12/10/2020(b)	400,000,000	399,951,385
		12,212,465,011
U.S. Treasury Notes — 2.8%
0.22% (USBMMY3M + 12
bps), 1/31/2021(a)	65,000,000	65,015,596
1.63%, 11/30/2020	594,725,000	595,440,046
2.63%, 11/15/2020	118,000,000	118,112,929
2.75%, 11/30/2020	107,000,000	107,223,976
		885,792,547
TOTAL U.S. TREASURY
OBLIGATIONS (Cost
$13,098,257,558)		13,098,257,558

Investment Companies — 2.7%

	Shares	Value ($)
BlackRock Liquidity Funds
FedFund Portfolio, Institutional
Shares, 0.05%(c)	858,664,226	858,664,226
Dreyfus Government Cash
Management, Institutional
Shares, 0.02%(c)	1,704,989	1,704,989
Federated Government
Obligations Fund, Institutional
Shares, 0.01%(c)	1,555,320	1,555,320
TOTAL INVESTMENT
COMPANIES
(Cost $861,924,535)		861,924,535

Repurchase Agreements — 13.5%

	Principal
	Amount ($)	Value ($)
Fixed Income Clearing
Corporation (Bank of New
York), 0.09%, 11/2/20,
(Purchased on 10/31/20,
proceeds at maturity
$400,003,000, Collateralized
by various U.S. Treasury
Obligations, (0.00% - 3.00%),
(12/10/20 - 10/31/25), fair
value of $408,000,068)	400,000,000	400,000,000
Citigroup Global Markets,
0.09%, 11/2/20, (Purchased
on 10/31/20, proceeds at
maturity $500,003,750,
Collateralized by various
U.S. Government Agency
Obligations and U.S. Treasury
Obligations, (0.00% -
10.50%), (10/31/20 - 8/20/70),
fair value of $510,000,060)	500,000,000	500,000,000
Credit Agricole CIB NY, 0.09%,
11/2/20, (Purchased on
10/31/20, proceeds at maturity
$400,003,000, Collateralized
by various U.S. Treasury
Obligations, (3.00% - 4.50%),
(4/20/43 - 8/20/50), fair value
of $408,000,000)	400,000,000	400,000,000
Deutsche Bank Securities, Inc.,
0.09%, 11/2/20, (Purchased
on 10/31/20, proceeds at
maturity $200,001,500,
Collateralized by various
U.S. Government Agency
Obligations, (0.00% - 5.00%),
(1/15/21 - 6/1/50), fair value of
$204,000,000)	200,000,000	200,000,000
Mizuho Securities USA, Inc.,
0.09%, 11/2/20, (Purchased
on 10/31/20, proceeds at
maturity $250,001,875,
Collateralized by various
U.S. Treasury Obligations,
(0.00%), (12/10/20 -
12/15/20), fair value of
$255,000,048)	250,000,000	250,000,000
Royal Bank of Canada, 0.09%,
11/2/20, (Purchased on
10/31/20, proceeds at
maturity $100,000,750,
Collateralized by various
U.S. Government Agency
Obligations and U.S. Treasury
Obligations, (1.91% - 6.00%),
(7/1/28 - 4/1/59), fair value of
$102,000,000)	100,000,000	100,000,000
Societe’ Generale NY, 0.12%,
11/9/20, (Purchased on
10/31/20, proceeds at
maturity $300,007,000,
Collateralized by various
U.S. Government Agency
Obligations and U.S. Treasury
Obligations, (0.00% - 6.63%),
(11/15/20 - 2/1/57), fair value
of $306,000,000)	300,000,000	300,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Repurchase Agreements, continued

	Principal
	Amount ($)	Value ($)
Societe’ Generale NY, 0.12%,
11/6/20, (Purchased on
10/31/20, proceeds at
maturity $300,010,000,
Collateralized by various
U.S. Government Agency
Obligations and U.S. Treasury
Obligations, (0.00% - 8.00%),
(11/15/20 - 9/1/50), fair value
of $306,000,035)	300,000,000	300,000,000
Societe’ Generale NY, 0.09%,
11/2/20, (Purchased on
10/31/20, proceeds at
maturity $100,000,750,
Collateralized by various
U.S. Government Agency
Obligations and U.S. Treasury
Obligations, (0.63% - 5.55%),
(11/1/26 - 2/1/57), fair value of
$102,000,000)	100,000,000	100,000,000
Standard Chartered Bank,
0.09%, 11/2/20, (Purchased
on 10/31/20, proceeds at
maturity $850,006,375,
Collateralized by various
U.S. Government Agency
Obligations and U.S. Treasury
Obligations, (0.00% - 5.25%),
(11/27/20 - 6/20/50), fair value
of $867,000,036)	850,000,000	850,000,000
Fixed Income Clearing
Corporation (State Street Bank,
0.09%, 11/2/20, (Purchased on
10/31/20, proceeds at maturity
$200,001,500, Collateralized
by various U.S. Treasury
Obligations, (0.63% - 2.25%),
(2/15/27 - 3/31/27), fair value of
$204,000,077)	200,000,000	200,000,000
Toronto Dominion Bank NY,
0.09%, 11/2/20, (Purchased on
10/31/20, proceeds at maturity
$200,001,500, Collateralized
by various U.S. Treasury
Obligations, (1.38% - 1.88%),
(5/31/22 - 5/15/26), fair value of
$204,000,003)	200,000,000	200,000,000
Wells Fargo Bank, 0.09%,
11/2/20, (Purchased on
10/31/20, proceeds at
maturity $500,003,750,
Collateralized by various
U.S. Government Agency
Obligations, (2.00% - 5.50%),
(8/1/30 - 11/1/50), fair value of
$510,000,000)	500,000,000	500,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $4,300,000,000)		4,300,000,000
TOTAL INVESTMENTS
IN SECURITIES (Cost
$31,943,731,338) —
100.1%		31,943,731,338
Other Assets
(Liabilities) - (0.1)%		(28,140,437)
NET ASSETS - 100%		$31,915,590,901
____________________

(a)

Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized 7-day yield that was in effect on October 31, 2020.

bps - Basis Points
FCPR DLY - Federal Reserve Bank Prime Rate Loan US
FEDL01 - Effective Federal Funds Rate
SOFR - Secured Overnight Financing Rate
USBMMY3M - 3 Month Treasury Bill Rate
US0001M - 1 Month US Dollar LIBOR
US0003M - 3 Month US Dollar LIBOR

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2020

U.S. Treasury Obligations — 108.8%

	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 85.0%
0.06%, 11/3/2020(a)	509,500,000	509,497,517
0.07%, 12/1/2020(a)	250,000,000	249,984,347
0.09%, 11/5/2020(a)	194,300,000	194,297,505
0.10%, 11/10/2020(a)	186,200,000	186,194,871
0.10%, 12/3/2020(a)	195,000,000	194,981,577
0.10%, 1/5/2021(a)	25,000,000	24,995,486
0.10%, 1/21/2021(a)	50,000,000	49,989,004
0.10%, 1/28/2021(a)	25,000,000	24,994,041
0.10%, 2/2/2021(a)	10,000,000	9,997,262
0.11%, 11/17/2020(a)	45,000,000	44,997,678
0.11%, 11/19/2020(a)	100,000,000	99,994,362
0.11%, 11/24/2020(a)	175,000,000	174,987,174
0.11%, 1/12/2021(a)	50,000,000	49,988,950
0.11%, 2/9/2021(a)	50,000,000	49,984,792
0.11%, 2/18/2021(a)	50,000,000	49,983,158
0.11%, 2/23/2021(a)	25,000,000	24,991,292
0.11%, 3/4/2021(a)	25,000,000	24,990,177
0.11%, 3/30/2021(a)	25,000,000	24,988,308
0.11%, 4/22/2021(a)	25,000,000	24,986,264
0.11%, 4/29/2021(a)	25,000,000	24,986,327
0.12%, 11/12/2020(a)	92,500,000	92,496,391
0.12%, 11/27/2020(a)	75,000,000	74,993,492
0.12%, 12/15/2020(a)	50,000,000	49,992,208
0.12%, 12/29/2020(a)	75,000,000	74,985,299
0.12%, 1/14/2021(a)	50,000,000	49,987,025
0.12%, 3/11/2021(a)	25,000,000	24,988,715
0.12%, 3/18/2021(a)	25,000,000	24,988,298
0.12%, 3/23/2021(a)	10,000,000	9,995,346
0.13%, 12/17/2020(a)	100,000,000	99,983,437
0.13%, 12/22/2020(a)	50,000,000	49,990,792
0.13%, 12/24/2020(a)	75,000,000	74,985,812
0.13%, 2/25/2021(a)	65,000,000	64,973,538
0.14%, 12/31/2020(a)	50,000,000	49,988,312
0.14%, 1/7/2021(a)	50,000,000	49,986,833
0.15%, 12/8/2020(a)	10,000,000	9,998,407
0.15%, 12/10/2020(a)	50,000,000	49,991,875
		2,892,135,872
U.S. Treasury Notes — 23.8%
0.15% (USBMMY3M + 6 bps), 7/31/2022(b)	140,000,000	139,997,080
0.15% (USBMMY3M + 6 bps), 10/31/2022(b)	50,000,000	49,995,963
0.21% (USBMMY3M + 11 bps), 4/30/2022(b)	50,000,000	50,012,113
0.22% (USBMMY3M + 12 bps), 1/31/2021(b)	250,800,000	250,804,266
0.24% (USBMMY3M + 14 bps), 4/30/2021(b)	155,000,000	155,057,983
0.25% (USBMMY3M + 15 bps), 1/31/2022(b)	50,000,000	50,034,805
0.32% (USBMMY3M + 22 bps), 7/31/2021(b)	104,600,000	104,736,299
0.40% (USBMMY3M + 30 bps), 10/31/2021(b)	10,000,000	10,005,976
		810,644,485
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,702,780,357)		3,702,780,357
TOTAL INVESTMENTS IN SECURITIES (Cost $3,702,780,357) — 108.8%		3,702,780,357
Other Assets (Liabilities) - (8.8)%		(299,779,921)
NET ASSETS - 100%		$3,403,000,436
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps - Basis Points
USBMMY3M - 3 Month Treasury Bill Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2020

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$27,643,731,338	$3,702,780,357
Repurchase agreements, at value	4,300,000,000	—
Cash	1,869,516	178,978
Interest receivable	9,203,859	454,276
Prepaid expenses and other assets	317,772	60,352
Total Assets	31,955,122,485	3,703,473,963

Liabilities:
Distributions payable	356,759	4,615
Payable for investments purchased	35,000,448	299,980,310
Accrued expenses and other liabilities:
Investment Management	2,355,508	245,721
Administration	614,370	62,315
Shareholder Servicing	39,495	—
Accounting	6,826	5,014
Custodian fees	70,382	8,485
Transfer Agent	49,304	20,748
Trustee	774	785
Other	1,037,718	145,534
Total Liabilities	39,531,584	300,473,527
Net Assets	$31,915,590,901	$3,403,000,436

Composition of Net Assets:
Paid in capital	31,915,519,608	3,402,966,506
Total distributable earnings/loss	71,293	33,930
Net Assets	$31,915,590,901	$3,403,000,436

Net Assets:
Class A Shares	$1,674,860	$—
Class D Shares	2,484,374,385	146,852,035
Class I Shares	27,383,086,078	2,278,403,642
Intermediary Class Shares	441,887,816	265,607,177
Intermediary Service Class Shares	329,786,429	176,036,738
Class Y Shares	1,274,781,333	536,100,844
	$31,915,590,901	$3,403,000,436

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,674,828	—
Class D Shares	2,484,193,489	146,883,050
Class I Shares	27,383,136,807	2,278,386,069
Intermediary Class Shares	441,892,148	265,603,552
Intermediary Service Class Shares	329,781,932	176,035,456
Class Y Shares	1,274,856,751	536,063,346

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investment in securities, at cost	$27,643,731,338	$3,702,780,357
Repurchase agreements, at cost	$4,300,000,000	$—
____________________

Amounts designated as ‘”—” are $0.00 or have been rounded to $0.00.

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the year ended October 31, 2020

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Investment Income:
Interest	$161,589,232	$19,600,783
Dividends	7,689,205	—
Total Investment Income	169,278,437	19,600,783

Expenses:
Investment Management	28,438,215	3,181,288
Operational Support:
Class A Shares	2,046	—
Class D Shares	2,313,668	174,866
Intermediary Class Shares	715,504	375,273
Intermediary Service Class Shares	265,307	130,409
Class Y Shares	1,814,546	671,007
Administration:
Class A Shares	702	—
Class D Shares	779,517	59,524
Class I Shares	7,739,595	602,045
Intermediary Class Shares	242,761	125,707
Intermediary Service Class Shares	87,781	43,542
Class Y Shares	622,280	230,102
Shareholder Servicing:
Class A Shares	8,177	—
Class D Shares	5,784,249	437,172
Intermediary Class Shares	357,754	187,637
Intermediary Service Class Shares	265,307	130,409
Accounting	77,470	57,844
Compliance Services	42,042	42,042
Custodian	908,484	117,026
Printing	244,755	9,416
Professional	167,979	171,408
Transfer Agent	561,638	221,308
Trustee	109,828	109,842
Registration fees	201,459	86,401
Other	1,269,931	211,332
Total expenses before fee and expense reductions	53,020,995	7,375,600
Fees voluntarily reduced/reimbursed by Investment Adviser	(4,817,050)	(549,054)
Fees contractually reduced/reimbursed by Investment Adviser	(1,881,829)	(649,884)
Fees voluntarily reduced by Administrator	(2,564,606)	(227,380)
Fees voluntarily reduced by Shareholder Servicing Agent	(2,956,675)	(484,688)
Custody earnings credits	(65,524)	(16,422)
Net Expenses	40,735,311	5,448,172

Net Investment Income	128,543,126	14,152,611

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	84,343	42,340
Net realized/unrealized gains/(losses) on investments	84,343	42,340
Change in Net Assets Resulting from Operations	$128,627,469	$14,194,951
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government Money Market Fund		HSBC U.S. Treasury Money Market Fund
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Investment Activities:
Operations:
Net investment income	$128,543,126	$296,429,047	$14,152,611	$37,349,963
Net realized gains/(losses) from investments	84,343	83,830	42,340	58,815
Change in net assets resulting from operations	128,627,469	296,512,877	14,194,951	37,408,778

Distributions to shareholders:
Class A Shares	(9,340)	(51,060)	—	—
Class D Shares	(8,937,485)	(31,405,727)	(732,027)	(3,391,661)
Class I Shares	(102,733,757)	(216,281,079)	(6,767,856)	(13,380,971)
Intermediary Class Shares	(4,489,803)	(5,229,295)	(1,817,968)	(3,755,736)
Intermediary Service Class Shares	(1,032,348)	(3,317,464)	(611,854)	(1,442,852)
Class Y Shares	(11,353,930)	(40,147,528)	(4,259,173)	(15,378,362)
Change in net assets resulting from
distributions to shareholders	(128,556,663)	(296,432,153)	(14,188,878)	(37,349,582)

Change in net assets resulting from
capital transactions	13,424,116,399	8,332,739,867	1,376,593,739	91,383,031
Change in net assets	13,424,187,205	8,332,820,591	1,376,599,812	91,442,227

Net Assets:
Beginning of period	18,491,403,696	10,158,583,105	2,026,400,624	1,934,958,397
End of period	$31,915,590,901	$18,491,403,696	$3,403,000,436	$2,026,400,624

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC U.S. Government		HSBC U.S. Treasury
	Money Market Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019
CAPITAL TRANSACTIONS*:
Class A Shares
Proceeds from shares issued	$1,330,138	$1,176,657	$—	$—
Proceeds from merger	—	—	—	—
Dividends reinvested	8,864	50,977	—	—
Value of shares redeemed	(2,587,299)	(1,032,739)	—	—
Class A Shares capital transactions	(1,248,297)	194,895	—	—

Class D Shares
Proceeds from shares issued	5,313,772,326	3,440,581,846	678,932,724	1,825,704,785
Dividends reinvested	6,750,797	23,409,695	627,361	2,995,672
Value of shares redeemed	(4,746,252,393)	(3,202,111,905)	(676,212,593)	(1,993,338,012)
Class D Shares capital transactions	574,270,730	261,879,636	3,347,492	(164,637,555)

Class I Shares
Proceeds from shares issued	278,371,602,337	181,917,798,082	11,551,666,641	7,209,747,161
Dividends reinvested	54,988,045	99,117,524	3,589,766	6,168,168
Value of shares redeemed	(265,032,343,473)	(174,428,939,474)	(10,156,259,731)	(7,044,341,005)
Class I Shares capital transactions	13,394,246,909	7,587,976,132	1,398,996,676	171,574,324

Intermediary Class Shares
Proceeds from shares issued	9,191,560,775	2,825,542,009	1,815,669,451	508,577,385
Dividends reinvested	2,928,724	1,288,731	29,433	567
Value of shares redeemed	(9,256,927,437)	(2,486,584,081)	(1,715,933,227)	(512,568,687)
Intermediary Class Shares
capital transactions	(62,437,938)	340,246,659	99,765,657	(3,990,735)

Intermediary Service Class Shares
Proceeds from shares issued	2,746,721,783	1,651,640,014	340,050,975	76,944,812
Dividends reinvested	559,285	2,093,834	472,478	833,884
Value of shares redeemed	(2,563,944,015)	(1,692,214,442)	(250,560,336)	(42,927,715)
Intermediary Service Class
Shares capital transactions	183,337,053	(38,480,594)	89,963,117	34,850,981

Class Y Shares
Proceeds from shares issued	11,898,432,250	11,450,392,586	1,675,077,085	1,858,420,901
Dividends reinvested	10,964,255	38,694,301	4,254,099	14,980,595
Value of shares redeemed	(12,573,448,563)	(11,308,163,748)	(1,894,810,387)	(1,819,815,480)
Class Y Shares capital transactions	(664,052,058)	180,923,139	(215,479,203)	53,586,016
Change in net assets resulting from capital
transactions	$13,424,116,399	$8,332,739,867	$1,376,593,739	$91,383,031

____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized and					Net				Ratio of Net	Expenses
	Net Asset		Unrealized			Net Realized		Asset			Ratio of Net	Investment	to Average
	Value,	Net	Gains/	Total from	Net	Gains from		Value,		Net Assets at	Expenses to	Income to	Net Assets
	Beginning	Investment	(Losses) from	Investment	Investment	Investment	Total	End of	Total	End of Period	Average Net	Average Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2020	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.38%	$1,675	0.42%	0.46%	0.65%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.71%	2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,720	0.34%	0.02%	0.69%
CLASS D SHARES
Year Ended October 31, 2020	$1.00	$—	—	$—	$—	—	$—	$1.00	0.44%	$2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,949,225	0.34%	0.02%	0.54%
CLASS E SHARES
October 31, 2016 through
August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.26%	$—	0.23%	0.33%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	2	0.06%	0.32%	0.31%
CLASS I SHARES
Year Ended October 31, 2020	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.65%	$27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.21%	4,687,197	0.14%	0.23%	0.19%
INTERMEDIARY CLASS SHARES
Year Ended October 31, 2020	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.62%	$441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	10,121	0.18%	0.26%	0.37%

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized and					Net				Ratio of Net	Expenses
	Net Asset		Unrealized			Net Realized		Asset			Ratio of Net	Investment	to Average
	Value,	Net	Gains/	Total from	Net	Gains from		Value,		Net Assets at	Expenses to	Income to	Net Assets
	Beginning	Investment	(Losses) from	Investment	Investment	Investment	Total	End of	Total	End of Period	Average Net	Average Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
INTERMEDIARY SERVICE
CLASS SHARES
Year Ended October 31, 2020	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.60%	$329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	5,003	0.18%	0.22%	0.42%
CLASS Y SHARES
Year Ended October 31, 2020	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.56%	$1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.12%	3,891,299	0.23%	0.11%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized and					Net				Ratio of Net	Expenses
	Net Asset		Unrealized			Net Realized		Asset			Ratio of Net	Investment	to Average
	Value,	Net	Gains/	Total from	Net	Gains from		Value,		Net Assets at	Expenses to	Income to	Net Assets
	Beginning	Investment	(Losses) from	Investment	Investment	Investment	Total	End of	Total	End of Period	Average Net	Average Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS D SHARES
Year Ended October 31, 2020	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.44%	$146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	—%	214,041	0.28%	—%	0.55%
CLASS E SHARES
October 31, 2016 through
August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.29%	$—	0.25%	0.37%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.33%
CLASS I SHARES
Year Ended October 31, 2020	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.64%	$2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.13%	346,399	0.16%	0.13%	0.20%
INTERMEDIARY CLASS SHARES
Year Ended October 31, 2020	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.63%	$265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.38%

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
INTERMEDIARY SERVICE CLASS SHARES
Year Ended October 31, 2020	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.61%	$176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%
July 12, 2016(d) through October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	18,108	0.20%	0.14%	0.48%
CLASS Y SHARES
Year Ended October 31, 2020	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.56%	$536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.04%	697,866	0.25%	0.04%	0.30%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has eight classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, The Northern Trust Company (“Custodian”), and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

HSBC FAMILY OF FUNDS	21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The following is a summary of the valuation inputs used as of October 31, 2020 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

U.S. Government Money Market Fund

Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government
Agency Obligations	—	13,683,549,245	—	13,683,549,245
U.S. Treasury Obligations	—	13,098,257,558	—	13,098,257,558
Investment Companies	861,924,535	—	—	861,924,535
Repurchase Agreements	—	4,300,000,000	—	4,300,000,000
Total Investment Securities	861,924,535	31,081,806,803	—	31,943,731,338

U.S. Treasury Money Market Fund

Investment Securities:
U.S. Treasury Obligations	—	3,702,780,357	—	3,702,780,357
Total Investment Securities	—	3,702,780,357	—	3,702,780,357

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the year ended October 31, 2020, the effective annualized rate was 0.033%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the year ended October 31, 2020, Foreside received $452 in commissions from sales of the Trust.

Expenses reduced during the year ended October 31, 2020 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor”, as applicable.

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statements of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. Expenses reduced during the year ended October 31, 2020 are reflected on the Statements of Operations as “Fees voluntarily reduced by Shareholder Servicing Agent.” For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%*
Class C Shares	0.25%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%
____________________

*	Currently charging 0.40%

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%
Class C Shares	1.00%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14
U.S. Government Money Market Fund	Intermediary Shares	0.18
U.S. Government Money Market Fund	Intermediary Service
	Class Shares	0.20
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14
U.S. Treasury Money Market Fund	Intermediary Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service
	Class Shares	0.20

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of October 31, 2020, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through:
	2023 ($)	2022 ($)	2021 ($)	Total ($)
U.S. Government Money Market Fund	1,881,829	1,734,355	195,009	3,811,193
U.S. Treasury Money Market Fund	649,884	482,618	147,166	1,279,668

In addition to the contractual expense limitation agreement with the Funds, in an effort to avoid a negative yield for the Funds, the Investment Adviser, working in conjunction with the Funds’ other service providers, has voluntarily undertaken through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of each Fund’s daily yield. The Investment Adviser may terminate these temporary waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

In addition, Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

During the year ended October 31, 2020, the following amounts of expenses were voluntarily and contractually waived:

								Intermediary
	Class A	Class C	Class D	Class E	Class I	Class Y	Intermediary	Service
	($)	($)	($)	($)	($)	($)	Class ($)	Class ($)	Total ($)
U.S. Government Money
Market Fund	4,680	—	4,181,758	—	5,952,812	607,086	1,008,830	464,994	12,220,160
U.S. Treasury Money
Market Fund	—	—	300,140	—	460,752	296,729	596,040	257,345	1,911,006

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the year ended October 31, 2020 are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Overdraft Facility:

The Funds have entered into an arrangement with the Custodian whereby an uncommitted, secured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility is limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. As of October 31, 2020, the Funds did not have any overdrafts outstanding. Fees incurred during the year ended October 31, 2020 by the Funds on overdrafts are reflected on the Statements of Operations within the “Custodian” expenses, and were as follows:

Total ($)
U.S. Government Money Market Fund	9,423
U.S. Treasury Money Market Fund	1,958

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2020, the Funds engaged in such transactions in the following amounts:

	Purchases of	Sales of
	Investment	Investment	Realized Gain
	Securities ($)	Securities ($)	(Loss) ($)
U.S. Government Money Market Fund	250,000,000	—	—
U.S. Treasury Money Market Fund	—	250,000,000	(1,702)

5. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to a Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

6. Federal Income Tax Information:

As of the tax year ended October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
U.S. Government Money Market Fund	31,944,147,473	—	(416,135)	(416,135)
U.S. Treasury Money Market Fund	3,702,794,355	—	(13,998)	(13,998)
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2020, was as follows:

	Distributions paid from
		Total
		Taxable	Total
	Ordinary	Distributions	Distributions
	Income ($)	($)	Paid ($)(1)
U.S. Government Money Market Fund	138,077,495	138,077,495	138,077,495
U.S. Treasury Money Market Fund	15,072,170	15,072,170	15,072,170
____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
		Total
		Taxable	Total
	Ordinary	Distributions	Distributions
	Income ($)	($)	Paid ($)(1)
U.S. Government Money Market Fund	292,511,316	292,511,316	292,511,316
U.S. Treasury Money Market Fund	37,277,107	37,277,107	37,277,107
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed			Unrealized	Total
	Undistributed	Long-Term			Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	Distributions	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Payable ($)	($)(1)	(Deficit) ($)
U.S. Government Money
Market Fund	806,013	38,174	844,187	(356,759)	(416,135)	71,293
U.S. Treasury Money
Market Fund	52,543	—	52,543	(4,615)	(13,998)	33,930
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales.

During the year ended October 31, 2020, the Funds utilized capital loss carryforwards as follows:

Total ($)
U.S. Government Money Market Fund	17,309

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

7. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders		Number of
	with ownership of		shareholders with	Percentage
	voting securities of the	Percentage	ownership of voting	owned in
	Portfolio greater than	owned in	securities of the	aggregate
	10% and less than 25%	aggregate	Portfolio greater	by greater
	of the total Portfolio’s	by 10% - 25%	than 25% of the total	than 25%
	outstanding voting	Shareholders	Portfolio’s outstanding	Shareholders
Fund	securities	(%)	voting securities	(%)
U.S. Government Money Market Fund	2	28	—	—
U.S. Treasury Money Market Fund	1	12	1	33 *
____________________

*	Owned by the Investment Adviser or an affiliate

8. Recent Accounting Pronouncements:

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides the Funds with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications that replace a reference rate affected by reference rate reform and contemporaneous modifications of other contract terms related to the replacement of the reference rate to be accounted for as a continuation of the existing contract. Such modifications, therefore, would not require contract remeasurement at the modification date or reassessment of a previous accounting determination. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

9. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2020.

HSBC FAMILY OF FUNDS	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

30	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 21, 2020

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Other Federal Income Tax Information—as of October 31, 2020 (Unaudited)

During the year ended October 31, 2020, the following Funds declared capital gain distributions:

Short Term
Capital Gain
Distributions ($)
U.S. Treasury Money Market Fund	38,440

During the year ended October 31, 2020, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified
Interest
Income %
U.S. Government Money Market Fund	100.00%
U.S. Treasury Money Market Fund	100.00%

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2020 and held through the period ended October 31, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these  transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of October 31, 2020 (Unaudited) (continued)

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	5/1/20	10/31/20	Period(1)	10/31/20	Period(1)
U.S. Government Money Market
Fund - Class A	0.20%	$1,000.00	$1,000.00	$1.01	$1,024.13	$1.02

U.S. Government Money Market
Fund - Class D	0.20%	1,000.00	1,000.00	1.01	1,024.13	1.02

U.S. Government Money Market
Fund - Class I	0.12%	1,000.00	1,000.40	0.60	1,024.53	0.61

U.S. Government Money Market
Fund - Intermediary Class	0.16%	1,000.00	1,000.30	0.80	1,024.33	0.81

U.S. Government Money
Market Fund - Intermediary
Service Class	0.17%	1,000.00	1,000.20	0.85	1,024.28	0.87

U.S. Government Money Market
Fund - Class Y	0.19%	1,000.00	1,000.10	0.96	1,024.18	0.97

U.S. Treasury Money Market
Fund - Class D	0.20%	1,000.00	1,000.10	1.01	1,024.13	1.02

U.S. Treasury Money Market
Fund - Class I	0.14%	1,000.00	1,000.30	0.70	1,024.43	0.71

U.S. Treasury Money Market
Fund - Intermediary Class	0.15%	1,000.00	1,000.30	0.75	1,024.38	0.76

U.S. Treasury Money Market
Fund - Intermediary
Service Class	0.16%	1,000.00	1,000.20	0.80	1,024.33	0.81

U.S. Treasury Money Market
Fund - Class Y	0.19%	1,000.00	1,000.10	0.96	1,024.18	0.97
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

				Portfolios in
	Position(s)	Term of Office		Fund Complex	Other Directorships
	Held	and Length of	Principal Occupation(s)	Overseen	Held by Trustee
Name, Address, Age	with Funds	Time Served	During Past 5 Years	By Trustee*	During Past 5 Years**
NON-INTERESTED TRUSTEES

MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218-3035 Age: 65	Chairman and Trustee	Indefinite; 2008 to present	Private Investor (1999 – present)	7	None

SUSAN C. GAUSE P.O. Box 182845 Columbus, OH 43218-3035 Age: 68	Trustee	Indefinite; 2013 to present	Private Investor (2003 - present)	7	Brighthouse Funds Trust II (2012 – present); and Brighthouse Funds Trust I (2008 – present)

SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218-3035 Age: 66	Trustee	Indefinite; 2008 to present	Private Investor (2000 - present)	7	None

HUGH T. HURLEY, III*** P.O. Box 182845 Columbus, OH 43218-3035 Age: 56	Trustee	Indefinite; 2020 to present	Retired since 2017; Managing Director and Global Head of Product Strategy Active Equity, BlackRock, Inc. from 2006 to 2017.	7	Oakmark Funds (2018 - present)
____________________

*	Includes all series of the HSBC Funds.
**	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
***	Mr. Hurley was appointed to the Board on December 16, 2020.

HSBC FAMILY OF FUNDS 35

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited) (continued)

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address, Age	Held Funds	Length of Time Served	During Past 5 Years
OFFICERS

STEFANO R. MICHELAGNOLI 452 Fifth Avenue New York, NY 10018 Age: 50	President	One year; 2020 to present	Global Head of Client Operations, HSBC Global Asset Management (USA) Inc. (June 2020 - present); Regional Head of Product (Americas), HSBC Global Asset Management (USA) Inc.(2015-June 2020)

JAMES D. LEVY 452 Fifth Avenue New York, NY 10018 Age: 57	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present)

LAUREN STUNTEBECK* 4400 Easton Commons, Suite 200 Columbus, OH 43219-3035 Age: 33	Treasurer	One year; 2019 to present	Vice President, Financial Administration, Citi Fund Services (2019 - present); Senior Manager, Audit, KPMG LLP (2016-2019); Manager, Audit, KPMG LLP (2014-2016)

IOANNIS TZOUGANATOS* Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 44	Secretary	One year; 2015 to present	Vice President, Regulatory Administration, Citi Fund Services (2008 - present)

CHARLES BOOTH* 4400 Easton Commons, Suite 200 Columbus, OH 43219-3035 Age: 60	Chief Compliance Officer	One year; 2015 to present	Director and Compliance Officer, CCO Services, Citi Fund Services (1988 - present)

JAMES M. CURTIS 452 Fifth Avenue New York, NY 10018 Age: 52	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Securities (USA) Inc. (2005-2017); Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018-present)
____________________

*	Mrs. Stuntebeck, Mr. Tzouganatos and Mr. Booth also are officers of other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

36 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS 37

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-MMF-1220	12/20

HSBC Funds

Annual Report
October 31, 2020

EQUITY FUNDS	Class A	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPCX	RESCX

HSBC Family of Funds
Annual Report - October 31, 2020

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	20
Other Federal Income Tax Information	22
Table of Shareholder Expenses	23
Portfolio Composition	24

Schedule of Portfolio Investments

HSBC Opportunity Portfolio	25
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	36
Table of Shareholder Expenses	38
Board of Trustees and Officers	39
Other Information	41

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy experienced dramatic highs and lows during the 12-month period beginning November 1, 2019. Early in the period, positive developments around the U.K.’s Brexit strategy and an improving tone around U.S.-China trade negotiations helped ease concerns around slowing global economic growth. That improving outlook continued into the new year despite ongoing regional headwinds such as disappointing manufacturing data in the eurozone and weaker-than-expected economic growth in China. In late January, however, concerns grew about a new coronavirus (COVID-19) outbreak in China.

By the end of February, nations in the grip of the pandemic closed their borders and established strict stay-at-home orders, all but bringing the global economy to a halt. Global stock markets fell sharply in late February and early March, with major indexes posting historic declines. By late March, many governments launched sustained stimulus efforts to shore up their respective economies. In April, China began to slowly reopen its economy, even as many other countries, including parts of the United States, entered lockdown.

Despite plunging GDP growth and worsening economic indicators, investors reacted positively to ongoing stimulus measures by central banks and signs that COVID-19 cases in many countries were leveling off. Global equity markets climbed higher in April and May with only minor drawdowns. Clear cyclical winners, namely China and industrialized Asia, outperformed other markets heading into the summer, including the eurozone, frontier markets, smaller oil-exporting countries, and non-Asian emerging markets.

Investors continued to shrug off bleak economic data and ongoing uncertainty to drive global stocks steadily higher throughout the summer and into the fall. As economies reopened, a strong rebound in economic activity helped drive optimism in a swoosh-shaped recovery, with a sharp initial drop followed by a gradual recovery.

U.S. economic growth followed a similar path, with modest growth to start the period followed by a rapid contraction and then a strong rebound. U.S. gross domestic product (GDP)1 increased at an annualized rate of 2.1% in the fourth quarter of 2019 only to turn negative in early 2020. The first quarter 2020 saw a 5% contraction, with the second quarter posting a record-breaking decline of 31.4%. Advance estimates for third quarter GDP growth were 33.1%, underscoring the strength of the rebound over the summer. The U.S. unemployment rate followed a similar path, hovering between 3.5% and 3.6% for the first four months of the period, before rising to 4.4% in March and then spiking to 14.7% in April. The rate ticked downward over the remainder of the period, reaching 6.9% by October.

In response to recessionary worries and in the face of the economic slowdown triggered by the pandemic, the Federal Reserve in mid-March cut short-term interest rates to zero. Rates largely rallied through the late spring and summer months on optimism that the pandemic was under control and the economy would continue to recover.

Elsewhere in developed countries, economic concerns that dominated headlines prior to COVID-19 were quickly eclipsed by the pandemic’s negative impact. The eurozone’s virus containment measures heavily impacted economic growth, making it one of the early underperformers in the spring, particularly for the region’s vulnerable manufacturing sector.

In similar fashion, concerns over the U.K.’s economic reality post-Brexit were set aside to deal with the immediate threat of COVID-19. However, the risks of a no-deal Brexit returned mid-summer and continued to generate strong headwinds throughout much of the rest of the period.

Emerging market economies were similarly impacted by the global pandemic, although some countries experienced more fallout than others. For instance, India’s lockdown in March had an immediate toll on the country’s GDP growth, but its underwhelming fiscal response and strained banking sector compounded the negative impacts. Meanwhile, China’s economy rebounded strongly after the country’s cautious reopening, which helped boost global sentiment. Oil exporters, including Russia and countries in the Middle East, suffered from declining oil prices.

Market review

Global equity markets suffered a dramatic selloff starting in mid-February. Stocks plunged to a low in mid-March before rebounding throughout the rest of the period despite a selloff in technology stocks in September. As confidence grew in a sustained economic recovery, investors continued to push stocks higher throughout the second half of the 12-month period.

U.S. stocks ended the 12-month period in positive territory for the most part, although that performance was uneven across different asset classes. Large-cap stocks weathered the downturn better than their small-cap peers. The Russell 1000® Index1 of large-capitalization U.S. stocks returning 10.87%, while the Russell 2000® Index1 of small-cap stocks fell -0.14%. Meanwhile, growth stocks strongly outperformed their value counterparts, with the Russell 1000® Growth Index1 posting a 29.22% gain as the Russell 1000® Value Index1 posted a -7.57% decline.

International equities generally trailed U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks declined -6.86% (NR), while emerging markets stocks fared better on the whole, with the MSCI Emerging Markets Index1 returning 8.25% (NR).

U.S. credit markets ended 2019 on a positive note due to optimism about a U.S.-China trade deal, but the tone quickly shifted in early 2020. The yield curve briefly inverted in February as investors flocked to the relative safety of Treasuries, which helped drive prices up and pushed the 10-year Treasury yield below the yield on three-month Treasuries. An inverted yield curve is widely considered a leading indicator of an economic recession. Taxable and municipal bond yields rose and fell rapidly while Treasury yields fell sharply as investors lost their appetite for risk amid the selloff in equities. Bond returns varied widely based on quality.

Credit markets improved throughout the summer and into the fall, as economic activity rebounded. Optimism over a strong recovery supported a tightening in credit spreads. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned 6.19% for the period under review, while the ICE BofA U.S. High Yield Constrained Index1, which tracks high-yield bonds in the U.S. market, returned 2.44%. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally underperformed the comparable U.S. market, with a 5.63% return for the 12-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Class A Shares, Class C Shares and Class I Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Richard D. Lee, CFA, Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500TM Growth Index1. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2020, the Class I Shares of the HSBC Opportunity Fund produced a 22.58% total return, and the Class A Shares of the Fund produced a 22.05% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark returned 21.71%.

Portfolio Performance

The 12-month period ended October 31, 2020 began with stocks reaching all-time highs, driven by an economy operating at full employment, the absence of inflationary pressures, an accommodative Federal Reserve, and waning concerns over trade negotiations. However, stocks reversed course sharply in February 2020 when it became apparent that COVID-19 had arrived in the U.S. and that containment was no longer possible. Equity markets bottomed in late March as the virus hampered economic growth worldwide. Markets rebounded during the spring and summer months, eventually surpassing the previous February highs. Stock prices were buoyed by ongoing fiscal and monetary stimulus measures, a healing economy, and rising expectations for a vaccine breakthrough. Amid the stabilizing market conditions and rising prospects for the resumption of economic growth, small-cap stocks saw fresh enthusiasm from investors as the 12-month period ended. Healthcare and information technology were among the best performing sectors on an absolute basis, while energy and consumer staples weighed on absolute returns.

The Fund outperformed its primary benchmark for the period under review. Stock selection within the healthcare sector was a leading driver of the Fund’s relative performance. Most notably the Fund’s investment in a drug developer focused on cholesterol management therapies for cardiovascular disease. One of the world’s largest pharmaceutical companies acquired the company in November of 2019 and paid a premium on the share price. Stock selection within the industrials sector also helped relative returns amid a shift in consumer spending patterns from travel and leisure toward home-related building products. A manufacturer of wood-alternative decking and railing was a particular standout for the Fund.†

An overweight position in the energy sector was the largest detractor from the Fund’s relative returns. Declining global demand for oil during the pandemic has led to one of the most disruptive periods in recent history for the sector. An ongoing oil price war between Russia and Saudi Arabia has introduced additional long-term concerns. Given the uncertainty facing the sector, the Fund made the decision to exit energy investments during the first quarter of 2020.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

The charts above represent a historical 10-year performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual			Expense
Fund Performance		Total Return (%)			Ratio (%)[4]
	Inception
As of October 31, 2020	Date	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	15.90	10.74	11.78	5.77	1.65
HSBC Opportunity Fund Class C2	11/4/98	20.29	11.09	11.93	6.52	2.40
HSBC Opportunity Fund Class I†	9/3/96	22.58	12.41	12.90	1.44	1.10
Russell 2500TM Growth Index[3]	—	21.71	13.30	13.77	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
3	For additional information, please refer to the Glossary of Terms.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40% and 1.10% for Class A Shares, Class C and Class I Shares, respectively. The expense limitations shall be in effect until March 1, 2021. Additional information pertaining to the October 31, 2020 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2020

		HSBC
	HSBC	Opportunity
	Opportunity	Fund
	Fund	(Class I)
Assets:
Investments in Affiliated Portfolio	9,278,208	122,007,469
Receivable for capital shares issued	3,019	147
Receivable from Investment Adviser	27,453	20,904
Prepaid expenses and other assets	6,883	14,037
Total Assets	9,315,563	122,042,557

Liabilities:
Payable for capital shares redeemed	—	18,595
Accrued expenses and other payables:
Administration	131	1,716
Distribution fees	26	—
Shareholder Servicing	1,205	—
Accounting	1,997	1,586
Printing	3,392	11,041
Professional	30,304	30,306
Transfer Agent	15,560	18,365
Trustee	782	783
Other	628	1,232
Total Liabilities	54,025	83,624
Net Assets	$9,261,538	$121,958,933

Composition of Net Assets:
Paid in capital	$6,807,532	$87,185,182
Total distributable earnings/(loss)	2,454,006	34,773,751
Net Assets	$9,261,538	$121,958,933

Net Assets:
Class A Shares	$9,224,459	$—
Class C Shares	37,079	—
Class I Shares	—	121,958,933
Total	$9,261,538	$121,958,933

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	860,997	—
Class C Shares	7,271	—
Class I Shares	—	8,314,816

Net Asset Value, Offering Price (Class C and I) and Redemption Price per share:
Class A Shares	$10.71	$—
Class C Shares(a)	$5.10	$—
Class I Shares	$—	$14.67
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share (Net Asset Value / (100%-maximum sales charge))
Class A Shares	$11.27	$—
Investments in Affiliated Portfolio, at cost	$7,354,145	$97,084,805
____________________

Amounts designated as ”—” are $0.00 or have been rounded to $0.00.
(a) Redemption price per share varies by length of time shares are held.

6 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the year ended October 31, 2020

	HSBC	HSBC
	Opportunity	Opportunity
	Fund	Fund (Class I)
Net Investment Income Allocated from Affiliated Portfolio:
Investment Income from Affiliated Portfolio	55,554	733,396
Expenses from Affiliated Portfolio	(98,793)	(1,297,072)
Net Investment Income from Affiliated Portfolio	(43,239)	(563,676)

Expenses:
Administration:
Class A Shares	1,471	—
Class C Shares	10	—
Class I Shares	—	19,558
Distribution:
Class C Shares	453	—
Shareholder Servicing:
Class A Shares	19,928	—
Class C Shares	133	—
Accounting	18,163	14,003
Compliance Services	42,042	42,042
Printing	5,966	26,125
Professional	122,761	120,206
Transfer Agent	170,181	200,615
Trustee	109,839	109,838
Registration fees	24,493	22,330
Other	21,784	19,368
Total expenses before fee and expense reductions	537,224	574,085
Fees voluntarily reduced/reimbursed by Investment Adviser	(8,723)	—
Fees contractually reduced/reimbursed by Investment Adviser	(491,640)	(605,184)
Net Expenses	36,861	(31,099)

Net Investment Income/(Loss)	(80,100)	(532,577)

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from Affiliated Portfolio	784,472	11,485,875
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolio	1,041,011	12,657,198

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	1,825,483	24,143,073
Change in Net Assets Resulting from Operations	$1,745,383	$23,610,496
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	For the year ended October 31, 2020	For the year ended October 31, 2019	For the year ended October 31, 2020	For the year ended October 31, 2019
Investment Activities:
Operations:
Net investment income/(loss)	$(80,100)	$(73,466)	$(532,577)	$(440,146)
Net realized gains/(losses) from investments	784,472	606,415	11,485,875	7,603,036
Change in unrealized appreciation/depreciation on investments	1,041,011	221,317	12,657,198	3,890,823
Change in net assets resulting from operations	1,745,383	754,266	23,610,496	11,053,713

Distributions to shareholders:
Class A Shares	(638,850)	(1,543,839)	—	—
Class B Shares*	—	(4,577)	—	—
Class C Shares	(10,418)	(31,533)	—	—
Class I Shares	—	—	(8,206,443)	(21,193,931)
Change in net assets resulting from distributions to
shareholders	(649,268)	(1,579,949)	(8,206,443)	(21,193,931)
Change in net assets resulting from capital transactions	(361,257)	(132,002)	(9,369,425)	(10,575,246)
Change in net assets	734,858	(957,685)	6,034,628	(20,715,464)

Net Assets:
Beginning of period	8,526,680	9,484,365	115,924,305	136,639,769
End of period	$9,261,538	$8,526,680	$121,958,933	$115,924,305

____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.
*	Class B Shares were liquidated August 2, 2019.

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	For the year ended October 31, 2020	For the year ended October 31, 2019	For the year ended October 31, 2020	For the year ended October 31, 2019
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$310,750	$510,575	$—	$—
Dividends reinvested	617,808	1,500,978	—	—
Value of shares redeemed	(1,245,353)	(2,113,928)	—	—
Class A Shares capital transactions	(316,795)	(102,375)	—	—

Class B Shares:*
Dividends reinvested	—	4,580	—	—
Value of shares redeemed	—	(18,154)	—	—
Class B Shares capital transactions	—	(13,574)	—	—

Class C Shares:
Proceeds from shares issued	—	9,188	—	—
Dividends reinvested	10,418	31,533	—	—
Value of shares redeemed	(54,880)	(56,774)	—	—
Class C Shares capital transactions	(44,462)	(16,053)	—	—

Class I Shares:
Proceeds from shares issued	—	—	9,559,317	12,369,332
Dividends reinvested	—	—	8,087,006	20,911,758
Value of shares redeemed	—	—	(27,015,748)	(43,856,336)
Class I Shares capital transactions	—	—	(9,369,425)	(10,575,246)
Change in net assets resulting from capital transactions	$(361,257)	$(132,002)	$(9,369,425)	$(10,575,246)

SHARE TRANSACTIONS:
Class A Shares:
Issued	31,391	55,467	—	—
Reinvested	63,365	196,721	—	—
Redeemed	(130,418)	(229,568)	—	—
Change in Class A Shares	(35,662)	22,620	—	—

Class B Shares:*
Reinvested	—	1,261	—	—
Redeemed	—	(4,023)	—	—
Change in Class B Shares	—	(2,762)	—	—

Class C Shares:
Issued	—	1,980	—	—
Reinvested	2,231	7,983	—	—
Redeemed	(10,878)	(11,740)	—	—
Change in Class C Shares	(8,647)	(1,777)	—	—

Class I Shares:
Issued	—	—	727,797	998,920
Reinvested	—	—	608,046	2,026,333
Redeemed	—	—	(2,083,351)	(3,463,981)
Change in Class I Shares	—	—	(747,508)	(438,728)
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.
*	Class B Shares were liquidated August 2, 2019.

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class A Shares
Year Ended October 31, 2020	$9.42	$(0.09)	$2.10	$2.01	$—	$(0.72)	$(0.72)	$10.71	22.05%	$9,224	1.55%	(0.91)%	7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)	0.59	0.52	—	(1.80)	(1.80)	9.42	8.77%	8,449	1.55%	(0.79)%	5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Year Ended October 31, 2016	10.34	(0.07)	(0.33)	(0.40)	—	—	—	9.94	(3.87)%	9,276	1.55%	(0.66)%	2.11%	96%
Class C Shares
Year Ended October 31, 2020	4.85	(0.08)	1.05	0.97	—	(0.72)	(0.72)	5.10	21.29%	37	2.30%	(1.65)%	8.13%	94%
Year Ended October 31, 2019	6.53	(0.08)	0.20	0.12	—	(1.80)	(1.80)	4.85	8.07%	77	2.30%	(1.54)%	6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%
Year Ended October 31, 2016	7.32	(0.10)	(0.23)	(0.33)	—	—	—	6.99	(4.51)%	475	2.30%	(1.41)%	2.88%	96%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND (CLASS I)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class I Shares
Year Ended October 31, 2020	$12.79	$(0.06)	$2.85	$2.79	$—	$(0.91)	$(0.91)	$14.67	22.58%	$121,959	1.10%	(0.46)%	1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)	0.81	0.77	—	(2.36)	(2.36)	12.79	9.25%	115,924	1.10%	(0.34)%	1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%
Year Ended October 31, 2016	13.72	(0.02)	(0.43)	(0.45)	—	—	—	13.27	(3.28)%	141,061	1.03%	(0.15)%	1.03%	96%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio was as follows:

Proportionate
Ownership
Interest on
Fund	October 31, 2020 (%)
Opportunity Fund	7.1
Opportunity Fund (Class I)	92.9

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Opportunity Fund offers two classes of shares: Class A Shares and Class C Shares. The Opportunity Fund (Class I) offers one class of shares: Class I Shares. Class A Shares of the Opportunity Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class C Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Opportunity Fund (Class I). Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually for the Funds.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

As of October 31, 2020, all investments were categorized as Level 2 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the year ended October 31, 2020, the effective annualized rate was 0.033%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate set forth above.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Funds has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the year ended October 31, 2020, Foreside received $452 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares and Class C Shares of the applicable funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the year ended October 31, 2020, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual Expense
Fund	Class	Limitations (%)
Opportunity Fund	A	1.65
Opportunity Fund	C	2.40
Opportunity Fund (Class I)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the year ended October 31, 2020, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements.

As of October 31, 2020, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
Fund	2023 ($)	2022 ($)	2021 ($)	Total ($)
Opportunity Fund	491,640	378,659	390,697	1,260,996
Opportunity Fund (Class I)	605,184	432,989	414,357	1,452,530

16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

5. Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the year ended October 31, 2020 is as follows:

				Net	Change in
				Realized	Unrealized		Net
	Value			Gains/	Appreciation/	Value	Income/
	10/31/2019	Contributions	Withdrawals	(Losses)	Depreciation	10/31/2020	(Loss)
	($)	($)	($)	($)	($)	($)	($)
Opportunity Fund
Opportunity Portfolio	8,567,015	643,214	(1,714,265)	784,472	1,041,011	9,278,208	(43,239)
Total	8,567,015	643,214	(1,714,265)	784,472	1,041,011	9,278,208	(43,239)

Opportunity Fund (Class I)
Opportunity Portfolio	115,965,555	6,109,233	(23,646,716)	11,485,875	12,657,198	122,007,469	(563,676)
Total	115,965,555	6,109,233	(23,646,716)	11,485,875	12,657,198	122,007,469	(563,676)

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

7. Federal Income Tax Information:

At October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Fund	7,420,465	1,857,743	—	1,857,743
Opportunity Fund (Class I)	97,258,707	24,748,762	—	24,748,762
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2020, was as follows:

	Distributions paid from
	Net Long-Term	Total Taxable	Total Distributions
	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	649,268	649,268	649,268
Opportunity Fund (Class I)	8,206,443	8,206,443	8,206,443
____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
				Total
	Ordinary	Net Long-Term	Total Taxable	Distributions
	Income ($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	214,462	1,365,487	1,579,949	1,579,949
Opportunity Fund (Class I)	3,258,352	17,935,578	21,193,930	21,193,930
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed		Unrealized	Total
	Undistributed	Long-Term		Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	($)(1)	(Deficit) ($)
Opportunity Fund	106,751	489,512	596,263	1,857,743	2,454,006
Opportunity Fund (Class I)	2,927,945	7,097,044	10,024,989	24,748,762	34,773,751
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated
	Net Investment
	Income/(Distributions	Accumulated
	in Excess of Net	Net Realized
	Investment Income)	Gains/(Losses)	Paid in Capital
	($)*	($)*	($)
Opportunity Fund	149,542	(149,542)	—
Opportunity Fund (Class I)	972,723	(972,723)	—
____________________

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of shareholders
	with ownership of		Number of shareholders
	voting securities of the		with ownership of	Percentage
	Portfolio greater than	Percentage	voting securities of the	owned in
	10% and less than 25%	owned in	Portfolio greater than 25%	aggregate
	of the total Portfolio’s	aggregate	of the total Portfolio’s	by greater
	outstanding voting	by 10% - 25%	outstanding voting	than 25%
	securities	shareholders (%)	securities	shareholders (%)
Opportunity Fund	—	—	1	67
Opportunity Fund (Class I)	3	50	1	27

9. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2020.

HSBC FAMILY OF FUNDS	19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC Opportunity Fund and HSBC Opportunity Fund (Class I)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HSBC Opportunity Fund and HSBC Opportunity Fund (Class I) (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

20	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 21, 2020

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS	21

HSBC FAMILY OF FUNDS
Other Federal Income Tax Information—as of October 31, 2020 (Unaudited)

During the year ended October 31, 2020, the following Funds declared capital gain distributions:

Long Term
Capital Gain
Distributions ($)
Opportunity Fund	649,268
Opportunity Fund (Class I)	8,206,443

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2020 and held through the period ended October 31, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these  transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	5/1/20	10/31/20	Period(1)	10/31/20	Period(1)
Opportunity Fund - Class A	1.55%	$1,000.00	$1,252.60	$8.78	$1,017.34	$7.86
Opportunity Fund - Class C	2.30%	1,000.00	1,250.00	13.01	1,013.57	11.64
Opportunity Fund - Class I	1.10%	1,000.00	1,254.90	6.23	1,019.61	5.58
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

HSBC FAMILY OF FUNDS	23

Portfolio Reviews
Portfolio Composition* October 31, 2020 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Software	15.2
Biotechnology	12.0
Life Sciences Tools & Services	7.1
Building Products	5.7
IT Services	4.8
Specialty Retail	4.3
Health Care Equipment & Supplies	4.2
Machinery	3.9
Semiconductors & Semiconductor Equipment	3.9
Insurance	3.9
Internet & Direct Marketing Retail	3.3
Communications Equipment	3.3
Household Durables	3.2
Aerospace & Defense	2.6
Hotels, Restaurants & Leisure	2.5
Capital Markets	2.4
Health Care Providers & Services	2.3
Pharmaceuticals	1.9
Electrical Equipment	1.8
Real Estate Management & Development	1.6
Road & Rail	1.5
Chemicals	1.4
Equity Real Estate Investment Trusts	1.3
Leisure Products	1.3
Banks	1.2
Professional Services	1.2
Entertainment	1.1
Diversified Consumer Services	0.6
Investment Companies	0.5
Total	100.0
____________________

*	Portfolio composition is subject to change.

24	HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of October 31, 2020

Common Stocks — 99.6%
	Shares	Value ($)
Aerospace & Defense — 2.6%
HEICO Corp., Class A	16,140	1,509,090
Teledyne Technologies, Inc.(a)	6,330	1,956,919
		3,466,009
Banks — 1.3%
First Republic Bank	12,950	1,633,513

Biotechnology — 12.0%
Acceleron Pharma, Inc.(a)	22,680	2,371,874
Ascendis Pharma AS, ADR(a)	10,887	1,778,391
Blueprint Medicines Corp.(a)	21,883	2,238,193
Fibrogen, Inc.(a)	14,300	548,834
Ironwood Pharmaceuticals, Inc.(a)	120,270	1,188,268
Neurocrine Biosciences, Inc.(a)	24,460	2,413,468
Rocket Pharmaceuticals, Inc.(a)	41,570	1,161,466
Sage Therapeutics, Inc.(a)	18,520	1,358,998
Sarepta Therapeutics, Inc.(a)	20,020	2,720,918
		15,780,410
Building Products — 5.7%
Advanced Drainage Systems, Inc.	46,651	2,959,073
The AZEK Co., Inc.(a)	34,460	1,152,342
Trex Co., Inc.(a)	48,300	3,358,782
		7,470,197
Capital Markets — 2.4%
LPL Financial Holdings, Inc.	20,090	1,605,794
Open Lending Corp.(a)	57,835	1,501,396
		3,107,190
Chemicals — 1.4%
FMC Corp.	17,770	1,825,690

Communications Equipment — 3.3%
F5 Networks, Inc.(a)	13,430	1,785,384
Lumentum Holdings, Inc.(a)	23,860	1,972,984
Viavi Solutions, Inc.(a)	45,440	561,184
		4,319,552
Diversified Consumer Services — 0.6%
Chegg, Inc.(a)	11,090	814,450

Electrical Equipment — 1.8%
Sensata Technologies Holding PLC(a)	53,300	2,329,743

Entertainment — 1.1%
Zynga, Inc., Class A(a)	162,450	1,460,426

Equity Real Estate Investment Trusts — 1.3%
Lamar Advertising Co.	28,360	1,757,186

Health Care Equipment & Supplies — 4.2%
Insulet Corp.(a)	14,473	3,216,624
STERIS PLC	12,975	2,299,040
		5,515,664
Health Care Providers & Services — 2.3%
Quest Diagnostics, Inc.	24,990	3,052,279

Hotels, Restaurants & Leisure — 2.5%
Darden Restaurants, Inc.	19,770	1,817,258
Extended Stay America, Inc.	126,450	1,435,208
		3,252,466
Household Durables — 3.2%
KB Home	38,010	1,225,822
TopBuild Corp.(a)	19,260	2,950,825
		4,176,647
Insurance — 3.9%
Arthur J. Gallagher & Co.	19,580	2,030,642
Assurant, Inc.	13,840	1,721,281
Kinsale Capital Group, Inc.	7,199	1,349,596
		5,101,519
Internet & Direct Marketing Retail — 3.3%
Etsy, Inc.(a)	25,540	3,105,408
Revolve Group, Inc.(a)	69,223	1,251,552
		4,356,960
IT Services — 4.8%
Black Knight, Inc.(a)	33,750	2,968,313
Science Applications
International Corp.	23,390	1,786,294
WEX, Inc.(a)	12,065	1,526,826
		6,281,433
Leisure Products — 1.3%
BRP, Inc.	31,760	1,713,452

Life Sciences Tools & Services — 7.1%
BIO-RAD Laboratories, Inc., Class A(a)	6,120	3,588,890
Charles River Laboratories International, Inc.(a)	15,460	3,520,242
ICON PLC(a)	12,280	2,214,084
		9,323,216
Machinery — 3.9%
IDEX Corp.	10,850	1,848,731
Lincoln Electric Holdings, Inc.	18,340	1,867,379
Meritor, Inc.(a)	59,840	1,456,506
		5,172,616
Pharmaceuticals — 1.9%
Catalent, Inc.(a)	28,280	2,482,136

Professional Services — 1.2%
TransUnion	19,180	1,527,879

Real Estate Management & Development — 1.6%
Essential Properties Realty Trust, Inc.	123,650	2,042,698

Road & Rail — 1.5%
Old Dominion Freight Line, Inc.	10,280	1,957,004

Semiconductors & Semiconductor Equipment — 3.9%
Diodes, Inc.(a)	12,267	709,401
MaxLinear, Inc.(a)	43,090	1,139,299
MKS Instruments, Inc.	15,120	1,638,857
ON Semiconductor Corp.(a)	66,800	1,676,012
		5,163,569
Software — 15.2%
Alteryx, Inc.(a)	16,430	2,059,500
Anaplan, Inc.(a)	34,350	1,901,273
Avalara, Inc.(a)	12,140	1,809,467
Ceridian HCM Holding, Inc.(a)	19,410	1,673,530
Fair Isaac Corp.(a)	5,255	2,057,070
Fortinet, Inc.(a)	21,820	2,408,273
HubSpot, Inc.(a)	10,778	3,126,374
Nice, Ltd., ADR(a)	6,280	1,433,473
RealPage, Inc.(a)	35,870	1,997,600
Smartsheet, Inc., Class A(a)	30,270	1,508,960
		19,975,520

See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Common Stocks, continued
	Shares	Value ($)
Specialty Retail — 4.3%
Burlington Stores, Inc.(a)	10,570	2,046,141
Five Below, Inc.(a)	17,110	2,281,447
National Vision Holdings, Inc.(a)	32,400	1,306,692
		5,634,280
TOTAL COMMON STOCKS (COST $103,846,973)		130,693,704

Investment Company — 0.5%

Northern Institutional Government Select Portfolio, Institutional Shares, 0.02%(b)	666,262	666,262
TOTAL INVESTMENT COMPANY (Cost $666,262)		666,262
TOTAL INVESTMENTS IN SECURITIES (Cost $104,513,235) — 100.1%		131,359,966
Other Assets (Liabilities) — (0.1)%		(74,289)
NET ASSETS — 100%		$131,285,677
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on October 31, 2020.

ADR - American Depositary Receipt

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of October 31, 2020

HSBC
Opportunity
Portfolio
Assets:
Investment in securities, at value	$131,359,966
Dividends receivable	10,310
Receivable for investments sold	1,328,041
Prepaid expenses	318
Total Assets	132,698,635

Liabilities:
Payable for investments purchased	1,272,321
Accrued expenses and other liabilities:
Investment Management	29,113
Sub-Advisory	64,048
Administration	1,848
Accounting	5,791
Custodian	1,809
Printing	1,020
Professional	35,953
Trustee	785
Other	270
Total Liabilities	1,412,958

Net Assets Applicable to investors’ beneficial interest	$131,285,677
Investments in securities, at cost	$104,513,235

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS

Statement of Operations—For the year ended October 31, 2020

HSBC
Opportunity
Portfolio
Investment Income:
Dividends	$793,179
Foreign tax withholding	(4,229)
Total Investment Income	788,950

Expenses:
Investment Management Fees	310,030
Sub-Advisory Fees	682,065
Administration	21,055
Accounting	55,454
Compliance Services	42,042
Custodian	24,727
Printing	1,723
Professional	130,455
Trustee	109,839
Other	18,475
Total Expenses	1,395,865

Net Investment Income/(Loss)	$(606,915)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	12,275,071
Change in unrealized appreciation/depreciation on investment securities	13,693,484

Net realized/unrealized gains/(losses) on investments	25,968,555
Change in Net Assets Resulting from Operations	$25,361,640

28	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Portfolio
	For the	For the
	year ended	year ended
	October 31, 2020	October 31, 2019
Investment Activities:
Operations:
Net investment income/(loss)	$(606,915)	$(430,370)
Net realized gains/(losses) from investments	12,275,071	8,207,363
Change in unrealized appreciation/depreciation on investments	13,693,484	4,114,230
Change in net assets resulting from operations	25,361,640	11,891,223
Proceeds from contributions	6,752,448	8,912,396
Value of withdrawals	(25,360,981)	(42,456,442)
Change in net assets resulting from transactions in investors’ beneficial interest	(18,608,533)	(33,544,046)
Change in net assets	6,753,107	(21,652,823)

Net Assets:
Beginning of period	124,532,570	146,185,393
End of period	$131,285,677	$124,532,570

See notes to financial statements.	HSBC FAMILY OF FUNDS	29

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
	Total Return	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover
HSBC OPPORTUNITY PORTFOLIO
Year Ended October 31, 2020	22.50%	$131,286	1.13%	(0.49)%	94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%
Year Ended October 31, 2016	(3.14)%	151,228	0.89%	(0.01)%	96%

30	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Opportunity Portfolio (the “Portfolio”).

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Proportionate
Ownership
Interest on
Feeder Fund	October 31, 2020 (%)
Opportunity Fund	7.1
Opportunity Fund (Class I)	92.9

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Portfolio’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of October 31, 2020, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of October 31, 2020, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

HSBC FAMILY OF FUNDS 33

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Portfolio (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust, however, the assets of the funds of the HSBC Funds that invest in the Portfolio are not double-counted. For the year ended October 31, 2020, the effective annualized rate was 0.033%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust. For assets invested in the Portfolio by the HSBC Funds, the Portfolio pays half of the administration fee and the feeder funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by the Portfolio are reflected on the Statement of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for the Portfolio under the Services Agreement. For its services to the Portfolio, Citi receives an annual fee per portfolio, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

34 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the year ended October 31, 2020, the Portfolio did not purchase any such securities.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the year ended October 31, 2020 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	114,084,052	132,540,726

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s performance. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Portfolio	105,017,573	29,680,440	(3,338,047)	26,342,393
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

8. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2020.

HSBC FAMILY OF FUNDS 35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of
HSBC Opportunity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of HSBC Opportunity Portfolio (one of the funds constituting HSBC Funds, hereafter referred to as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

36 HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 21, 2020

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS 37

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of October 31, 2020 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2020 and held through the period ended October 31, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Ending Account Value 10/31/20	Expenses Paid During Period(1)
Opportunity Portfolio	1.09%	$1,000.00	$1,254.20	$6.18	$1,019.66	$5.53
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

38	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

Name, Address, Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen By Trustee*	Other Directorships Held by Trustee During Past 5 Years**
NON-INTERESTED
TRUSTEES

MARCIA L. BECK	Chairman	Indefinite;	Private Investor (1999 – present)	7	None
P.O. Box 182845	and Trustee	2008 to
Columbus, OH		present
43218-3035
Age: 65

SUSAN C. GAUSE	Trustee	Indefinite;	Private Investor (2003 - present)	7	Brighthouse Funds
P.O. Box 182845		2013 to			Trust II (2012 – present);
Columbus, OH		present			and Brighthouse Funds
43218-3035					Trust I (2008 – present)
Age: 68

SUSAN S. HUANG	Trustee	Indefinite;	Private Investor (2000 - present)	7	None
P.O. Box 182845		2008 to
Columbus, OH		present
43218-3035
Age: 66

HUGH T. HURLEY, III***	Trustee	Indefinite;	Retired since 2017; Managing Director	7	Oakmark Funds
P.O. Box 182845		2020 to	and Global Head of Product Strategy		(2018 - present)
Columbus, OH		present	Active Equity, BlackRock, Inc. from
43218-3035			2006 to 2017.
Age: 56
____________________

*	Includes all series of the HSBC Funds.
**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

***	Mr. Hurley was appointed to the Board on December 16, 2020.

HSBC FAMILY OF FUNDS	39

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited) (continued)

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address, Age	Held Funds	Length of Time Served	During Past 5 Years
OFFICERS

STEFANO R. MICHELAGNOLI	President	One year;	Global Head of Client Operations, HSBC Global Asset
452 Fifth Avenue		2020 to present	Management (USA) Inc. (June 2020 - present); Regional Head of
New York,			Product (Americas), HSBC Global Asset Management (USA)
NY 10018			Inc. (2015-June 2020)
Age: 50

JAMES D. LEVY	Vice President	One year;	Vice President, Product Management, HSBC Global Asset
452 Fifth Avenue		2014 to present	Management (USA) Inc. (2014 – present)
New York,
NY 10018
Age: 57

LAUREN STUNTEBECK*	Treasurer	One year;	Vice President, Financial Administration, Citi Fund Services
4400 Easton Commons,		2019 to present	(2019 - present); Senior Manager, Audit, KPMG LLP (2016-2019);
Suite 200 Columbus,			Manager, Audit, KPMG LLP (2014-2016)
OH 43219-3035
Age: 33

IOANNIS TZOUGANATOS*	Secretary	One year;	Vice President, Regulatory Administration, Citi Fund Services
Prudential Center		2015 to present	(2008 - present)
800 Boylston Street, 24th Floor
Boston, MA 02199
Age: 44

CHARLES BOOTH*	Chief Compliance	One year;	Director and Compliance Officer, CCO Services, Citi Fund Services
4400 Easton Commons,	Officer	2015 to present	(1988 - present)
Suite 200
Columbus, OH 43219-3035
Age: 60

JAMES M. CURTIS	Chief Legal Officer	One year;	Associate General Counsel, HSBC Securities (USA) Inc. (2005-
452 Fifth Avenue		2018 to present	2017); Associate General Counsel, HSBC Technology & Services
New York,			(USA) Inc. (2018-present)
NY 10018
Age: 52
____________________

*	Mrs. Stuntebeck, Mr. Tzouganatos and Mr. Booth also are officers of other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

40	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	41

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-EQF-1220	12/20

HSBC Funds

Annual Report
October 31, 2020

FIXED INCOME FUNDS	Class A	Class I
HSBC High Yield Fund	HBYAX	HBYIX
HSBC Strategic Income Fund	HBIAX	HBIIX

HSBC Family of Funds
Annual Report - October 31, 2020

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	8

Schedules of Portfolio Investments

HSBC High Yield Fund	9
HSBC Strategic Income Fund	17
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	48
Other Federal Income Tax Information	50
Table of Shareholder Expenses	51
Board of Trustees and Officers	52
Other Information	54

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality. Credit spreads between U.S. Treasuries and other bond issuances are measured in basis points, with a 1% difference in yield equal to a spread of 100 basis points.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index; however, it caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt that is publicly issued in the U.S. domestic market.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy experienced dramatic highs and lows during the 12-month period beginning November 1, 2019. Early in the period, positive developments around the U.K.’s Brexit strategy and an improving tone around U.S.-China trade negotiations helped ease concerns around slowing global economic growth. That improving outlook continued into the new year despite ongoing regional headwinds such as disappointing manufacturing data in the eurozone and weaker-than-expected economic growth in China. In late January, however, concerns grew about a new coronavirus (COVID-19) outbreak in China.

By the end of February, nations in the grip of the pandemic closed their borders and established strict stay-at-home orders, all but bringing the global economy to a halt. Global stock markets fell sharply in late February and early March, with major indexes posting historic declines. By late March, many governments launched sustained stimulus efforts to shore up their respective economies. In April, China began to slowly reopen its economy, even as many other countries, including parts of the United States, entered lockdown.

Despite plunging GDP growth and worsening economic indicators, investors reacted positively to ongoing stimulus measures by central banks and signs that COVID-19 cases in many countries were leveling off. Global equity markets climbed higher in April and May with only minor drawdowns. Clear cyclical winners, namely China and industrialized Asia, outperformed other markets heading into the summer, including the eurozone, frontier markets, smaller oil-exporting countries, and non-Asian emerging markets.

Investors continued to shrug off bleak economic data and ongoing uncertainty to drive global stocks steadily higher throughout the summer and into the fall. As economies reopened, a strong rebound in economic activity helped drive optimism in a swoosh-shaped recovery, with a sharp initial drop followed by a gradual recovery.

U.S. economic growth followed a similar path, with modest growth to start the period followed by a rapid contraction and then a strong rebound. U.S. gross domestic product (GDP)1 increased at an annualized rate of 2.1% in the fourth quarter of 2019 only to turn negative in early 2020. The first quarter 2020 saw a 5% contraction, with the second quarter posting a record-breaking decline of 31.4%. Advance estimates for third quarter GDP growth were 33.1%, underscoring the strength of the rebound over the summer. The U.S. unemployment rate followed a similar path, hovering between 3.5% and 3.6% for the first four months of the period, before rising to 4.4% in March and then spiking to 14.7% in April. The rate ticked downward over the remainder of the period, reaching 6.9% by October.

In response to recessionary worries and in the face of the economic slowdown triggered by the pandemic, the Federal Reserve in mid-March cut short-term interest rates to zero. Rates largely rallied through the late spring and summer months on optimism that the pandemic was under control and the economy would continue to recover.

Elsewhere in developed countries, economic concerns that dominated headlines prior to COVID-19 were quickly eclipsed by the pandemic’s negative impact. The eurozone’s virus containment measures heavily impacted economic growth, making it one of the early underperformers in the spring, particularly for the region’s vulnerable manufacturing sector. In similar fashion, concerns over the U.K.’s economic reality post-Brexit were set aside to deal with the immediate threat of COVID-19. However, the risks of a no-deal Brexit returned mid-summer and continued to generate strong headwinds throughout much of the rest of the period.

Emerging market economies were similarly impacted by the global pandemic, although some countries experienced more fallout than others. For instance, India’s lockdown in March had an immediate toll on the country’s GDP growth, but its underwhelming fiscal response and strained banking sector compounded the negative impacts. Meanwhile, China’s economy rebounded strongly after the country’s cautious reopening, which helped boost global sentiment. Oil exporters, including Russia and countries in the Middle East, suffered from declining oil prices.

Market review

Global equity markets suffered a dramatic selloff starting in mid-February. Stocks plunged to a low in mid-March before rebounding throughout the rest of the period despite a selloff in technology stocks in September. As confidence grew in a sustained economic recovery, investors continued to push stocks higher throughout the second half of the 12-month period.

U.S. stocks ended the 12-month period in positive territory for the most part, although that performance was uneven across different asset classes. Large-cap stocks weathered the downturn better than their small-cap peers. The Russell 1000® Index1 of large-capitalization U.S. stocks returning 10.87%, while the Russell 2000® Index1 of small-cap stocks fell -0.14%. Meanwhile, growth stocks strongly outperformed their value counterparts, with the Russell 1000® Growth Index1 posting a 29.22% gain as the Russell 1000® Value Index1 posted a -7.57% decline.

International equities generally trailed U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks declined -6.86% (NR), while emerging markets stocks fared better on the whole, with the MSCI Emerging Markets Index1 returning 8.25% (NR).

U.S. credit markets ended 2019 on a positive note due to optimism about a U.S.-China trade deal, but the tone quickly shifted in early 2020. The yield curve briefly inverted in February as investors flocked to the relative safety of Treasuries, which helped drive prices up and pushed the 10-year Treasury yield below the yield on three-month Treasuries. An inverted yield curve is widely considered a leading indicator of an economic recession. Taxable and municipal bond yields rose and fell rapidly while Treasury yields fell sharply as investors lost their appetite for risk amid the selloff in equities. Bond returns varied widely based on quality.

Credit markets improved throughout the summer and into the fall, as economic activity rebounded. Optimism over a strong recovery supported a tightening in credit spreads. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned 6.19% for the period under review, while the ICE BofA U.S. High Yield Constrained Index1, which tracks high-yield bonds in the U.S. market, returned 2.44%. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally underperformed the comparable U.S. market, with a 5.63% return for the 12-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
HSBC High Yield Fund (Class A Shares and Class I Shares)

by Mary Bowers, Senior Portfolio Manager
Rick Liu, CFA, Senior Portfolio Manager

The HSBC High Yield Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high-yield securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. Very low rates may magnify interest rate risk, and changing interest rates may have unpredictable effects on markets and result in heightened market volatility. In a rising interest rate environment, bond prices may fall. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (whose value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are also subject to the risks associated with fixed-income securities. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including credit risk, the risk that the receipt of proceeds may be delayed, and the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2020, the Fund returned 3.69% (without sales charge) for the Class A Shares and 4.02% for the Class I Shares. That compared to a 2.44% total return for the Fund’s benchmark, the ICE BofA U.S. High Yield Constrained Index1, for the same period.

Portfolio Performance

Credit markets closed 2019 with good performance in part due to investor optimism over a December trade deal between the U.S. and China and solid U.S. economic data. The market strength continued until late January, when volatility arose due to tensions in the Middle East and growing concern over the potential impact of the COVID-19 outbreak in China. Corporate bond spreads widened at an historic pace in February and March as countries around the globe began shutting down their economies to contain the spread of the COVID-19. Investors also reacted to fears of a potential oil price war between Russia and Saudi Arabia. Risk assets bottomed in late March, and then regained ground through the spring and summer in part due to massive central bank support programs and declining infection rates. Although September saw another selloff of risk assets amid concerns over rising COVID-19 infection rates and a slowing recovery, credit spreads ended October tighter after a round of solid third quarter earnings, good economic data and positive technicals.

During the 12-month period ended October 31, 2020, U.S. Treasury yields fell across maturities, with the curve flattening as risk assets sold off dramatically in March. The 10-year Treasury yield fell 0.82% and ended the period at 0.87%. U.S. high-yield credit spreads1 widened by 672 basis points1 (bps) (6.72%) to a high of 1087 bps (10.87%) on March 23 before recovering to end the period only 117 bps (1.17%) wider at 532 bps (5.32%).

Defensive positioning coming into 2020 due to tight valuations drove the Fund’s outperformance. The portfolio also benefited from an underweight allocation to the energy sector, which was the worst performing sector in the March selloff. As markets rebounded, the Fund added more risk to take advantage of the rally, which increased the Fund’s outperformance versus the benchmark.

The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure. The Fund’s use of currency forwards did not materially impact performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC High Yield Fund

The charts above represent a historical since inception performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual			Expense
Fund Performance		Total Return (%)			Ratio (%)[2]
	Inception	1	5	Since
As of October 31, 2020†	Date	Year	Year	Inception	Gross	Net
HSBC High Yield Fund Class A1	7/14/15	-0.19	4.19	3.52	2.60	0.93
HSBC High Yield Fund Class I	7/14/15	4.02	5.38	4.64	2.25	0.58
ICE BofA U.S. High Yield Constrained Index[3]	—	2.44	6.12	5.29	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

†	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of high-yield securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
1	Reflects the maximum sales charge of 3.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.90% and 0.55% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2021. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the October 31, 2020 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The ICE BofA U.S. High Yield Constrained Index contains all of the securities in the ICE BofA U.S. High Yield Index; however, it caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt that is publicly issued in the U.S. domestic market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund (Class A Shares and Class I Shares)

by Jerry Samet, Senior Portfolio Manager
Rick Liu, CFA/Senior Portfolio Manager

The HSBC Strategic Income Fund (the “Fund”) seeks to provide a high level of current income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of higher-yielding securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. Very low rates may magnify interest rate risk, and changing interest rates may have unpredictable effects on markets and result in heightened market volatility. In a rising interest rate environment, bond prices may fall. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in high-yield securities are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are also subject to the risks associated with fixed income securities. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including credit risk, the risk that the receipt of proceeds may be delayed, and the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2020, the Fund returned 6.23% (without sales charge) for the Class A Shares and 6.69% for the Class I Shares. That compared to a 6.19% total return for the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, for the same period.

Portfolio Performance

Credit markets closed 2019 with good performance in part due to investor optimism over a December trade deal between the U.S. and China and solid U.S. economic data. The market strength continued until late January, when volatility arose due to tensions in the Middle East and growing concern over the potential impact of the COVID-19 outbreak in China. Corporate bond spreads widened at an historic pace in February and March as countries around the globe began shutting down their economies to contain the spread of the COVID-19. Investors also reacted to fears of a potential oil price war between Russia and Saudi Arabia. Risk assets bottomed in late March, and then regained ground through the spring and summer in part due to massive central bank support programs and declining infection rates. Although September saw another selloff of risk assets amid concerns over rising COVID-19 infection rates and a slowing recovery, credit spreads ended October tighter after a round of solid third quarter earnings, good economic data and positive technicals.

During the 12-month period ended October 31, 2020, U.S. Treasury yields fell across maturities, with the curve flattening as risk assets sold off dramatically in March. The 10-year Treasury yield fell 0.82% and ended the period at 0.87%. U.S. high-yield credit spreads widened by 672 basis points (bps) (6.72%) to a high of 1087 bps (10.87%) on March 23 before recovering to end the period only 117 bps (1.17%) wider at 532 bps (5.32%).

The Fund performed as expected based on its investment objective to provide an attractive monthly income by actively allocating to what it considers the most attractive fixed income segments. The Fund’s exposure to certain subsectors of the energy and media sectors were a drag on absolute performance. However, the Fund was able to somewhat dampen the effects of the market selloff in March and then capture the upside of the market rebound with the use of credit default swaps (CDX).† The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure and credit default swaps. The currency forwards did not materially impact performance, while CDX exposure helped limit the portfolio’s drawdown in March, contributing to the Fund’s overall positive performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund

The charts above represent a historical since inception performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual			Expense
Fund Performance		Total Return (%)			Ratio (%)[2]
	Inception	1	5	Since
As of October 31, 2020†	Date	Year	Year	Inception	Gross	Net
HSBC Strategic Income Fund Class A1	7/14/15	2.23	4.31	3.88	2.76	1.05
HSBC Strategic Income Fund Class I	7/14/15	6.69	5.49	5.00	2.41	0.70
Bloomberg Barclays U.S. Aggregate Bond Index[3]	—	6.19	4.08	4.12	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

†	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of higher yielding securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
1	Reflects the maximum sales charge of 3.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.05% and 0.70% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2021. Additional information pertaining to the October 31, 2020 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	7

Portfolio Reviews
Portfolio Composition*
October 31, 2020 (Unaudited)

HSBC High Yield Fund
Percentage of Investments at
Geographic Region	Value (%)†
United States	86.8
Luxembourg	3.4
Ireland	1.5
United Kingdom	1.3
Australia	1.3
Peru	1.1
Cayman Islands	0.9
Zambia	0.8
Canada	0.7
Burkina Faso	0.6
France	0.4
Netherlands	0.4
United Arab Emirates	0.3
Turkey	0.2
Israel	0.1
El Salvador	0.1
Argentina	0.1
100.0

HSBC Strategic Income Fund
Percentage of Investments at
Geographic Region	Value (%)†
United States	78.7
United Kingdom	5.3
Canada	2.4
Ireland	2.2
China	1.6
France	1.4
Peru	1.2
Mexico	1.1
Turkey	0.8
Australia	0.8
Zambia	0.7
Saudi Arabia	0.7
Burkina Faso	0.6
Cayman Islands	0.6
Luxembourg	0.6
Germany	0.5
Netherlands	0.4
Japan	0.4
100.0

____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020

Foreign Bonds — 0.7%

	Principal
	Amount †	Value ($)
France — 0.4%
Electricite de France SA, Series E,
5.37% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100(a)(b)(c)	100,000	127,576
Netherlands — 0.3%
Trivium Packaging Finance BV,
3.75%, 8/15/26, Callable 8/15/22
@ 101.88(a)(d)	100,000	114,861
TOTAL FOREIGN BONDS
(COST $234,114)		242,437

Yankee Dollars — 11.1%

	Principal
	Amount ($)
Argentina — 0.1%
IRSA Propiedades Comerciales
SA, Registered, 8.75%, 3/23/23,
Callable 11/16/20 @ 104.38(a)	23,000	17,343
Australia — 1.1%
FMG Resources August 2006 pty,
Ltd., 4.50%, 9/15/27, Callable
6/15/27 @ 100(a)(d)	277,000	296,648
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22
@ 106.09(a)(d)	80,000	87,200
		383,848
Burkina Faso — 0.5%
IAMGOLD Corp., 5.75%,
10/15/28, Callable 10/15/23
@ 104.31(a)(d)	180,000	180,144
Canada — 0.6%
Cascades, Inc./Cascades USA, Inc.,
5.13%, 1/15/26, Callable 1/15/23
@ 102.56(a)(d)	57,000	59,565
Cascades, Inc./Cascades USA, Inc.,
5.38%, 1/15/28, Callable 1/15/23
@ 102.69(a)(d)	57,000	59,423
GFL Environmental, Inc., 7.00%,
6/1/26, Callable 6/1/21
@ 103.5(a)(d)	41,000	42,742
GFL Environmental, Inc., 5.13%,
12/15/26, Callable 12/15/22
@ 102.56(a)(d)	19,000	19,954
Nova Chemicals Corp., 5.00%,
5/1/25, Callable 1/31/25
@ 100(a)(d)	34,000	33,596
		215,280
Cayman Islands — 0.8%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25(a)(d)	395,847	265,218
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	31,850
Ireland — 1.4%
AerCap Holdings NV, 5.88%
(H15T5Y + 454 bps), 10/10/79,
Callable 10/10/24 @ 100(a)(c)	150,000	118,771
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 4.88%,
1/16/24, Callable 12/16/23
@ 100(a)	150,000	156,968
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 6.50%,
7/15/25, Callable 6/15/25
@ 100(a)	150,000	165,075
Park Aerospace Holdings, Ltd.,
5.25%, 8/15/22, Callable 7/15/22
@ 100(a)(d)	35,000	36,046
		476,860
Israel — 0.1%
Teva Pharmaceutical Finance III BV,
3.15%, 10/1/26	50,000	44,000
Luxembourg — 3.0%
Altice France Holdings SA, 10.50%,
5/15/27, Callable 5/15/22
@ 105.25(a)(d)	400,000	441,000
Altice France Holdings SA, 6.00%,
2/15/28, Callable 2/15/23
@ 103(a)(d)	200,000	191,829
ARD Finance SA, 6.50%,
6/30/27, Callable 11/15/22
@ 103.25(a)(d)	200,000	203,250
Intelsat Jackson Holdings SA, 8.50%,
10/15/24, Callable 12/10/20
@ 106.38(a)(d)(e)	326,000	201,338
		1,037,417
Peru — 1.0%
Hudbay Minerals, Inc., 7.63%,
1/15/25, Callable 12/10/20
@ 105.72(a)(d)	210,000	217,875
Hudbay Minerals, Inc., 6.13%,
4/1/29, Callable 4/1/24
@ 103.06(a)(d)	127,000	129,857
		347,732
Turkey — 0.2%
Republic of Turkey, 7.38%, 2/5/25	62,000	63,277
United Arab Emirates — 0.3%
DAE Funding LLC, 5.00%,
8/1/24, Callable 12/10/20
@ 103.75(a)(d)	82,000	82,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
United Kingdom — 1.2%
eG Global Finance PLC, 6.75%,
2/7/25, Callable 5/15/21
@ 103.38(a)(d)	200,000	196,000
eG Global Finance PLC, 8.50%,
10/30/25, Callable 10/30/21
@ 104.25(a)(d)	200,000	204,600
		400,600
Zambia — 0.7%
First Quantum Minerals, 7.50%,
4/1/25, Callable 12/10/20
@ 105.63(a)(d)	235,000	236,028
TOTAL YANKEE DOLLARS
(COST $3,962,430)		3,781,597

Corporate Bonds — 77.6%

United States — 77.6%
Acadia Healthcare Co., Inc., 5.63%,
2/15/23, Callable 12/10/20
@101.41(a)	65,000	65,244
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 12/10/20
@ 103.25(a)	185,000	189,162
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	157,000	167,477
Aircastle, Ltd., 4.13%, 5/1/24,
Callable 2/1/24 @ 100.00(a)	162,000	159,945
Aircastle, Ltd., 5.25%, 8/11/25,
Callable 7/11/25 @ 100.00(a)(d)	250,000	248,075
Akumin, Inc., 7.00%, 11/1/25,
Callable 11/1/22 @ 103.50(a)(d)	99,000	97,763
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28, Callable 7/1/23
@ 103.44(a)	253,000	257,428
Antero Midstream Partners LP/Antero
Midstream Finance Corp., 5.75%,
3/1/27, Callable 3/1/22
@ 102.88(a)(d)	163,000	146,700
Antero Resources Corp., 5.13%,
12/1/22, Callable 12/10/20
@ 100.00(a)	250,000	232,125
Apache Corp., 4.88%, 11/15/27,
Callable 5/15/27 @ 100.00(a)	36,000	33,786
Archrock Partners LP/Archrock
Partners Finance Corp., 6.88%,
4/1/27, Callable 4/1/22
@ 105.16(a)(d)	231,000	226,380
Arconic Corp., 6.00%, 5/15/25,
Callable 5/15/22 @ 103.00(a)(d)	112,000	118,580
Banff Merger Sub, Inc., 9.75%,
9/1/26, Callable 9/1/21
@ 104.88(a)(d)	208,000	218,629
Basuch Health Americas, Inc.,
8.50%, 1/31/27, Callable 7/31/22
@ 104.25(a)(d)	45,000	49,204
Bausch Health Americas, Inc.,
9.25%, 4/1/26, Callable 4/1/22
@ 104.63(a)(d)	100,000	110,250
Bausch Health Cos., Inc., 5.00%,
1/30/28, Callable 1/30/23
@ 102.50(a)(d)	87,000	85,989
Bausch Health Cos., Inc., 6.25%,
2/15/29, Callable 2/15/24
@ 103.13(a)(d)	96,000	98,934
Bausch Health Cos., Inc., 9.00%,
12/15/25, Callable 12/15/21
@ 104.50(a)(d)	176,000	192,315
Big River Steel LLC/BRS Finance
Corp., 6.63%, 1/31/29, Callable
9/15/23 @ 103.31(a)(d)	127,000	130,810
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 12/10/20
@ 102.44(a)	14,000	14,332
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 12/10/20
@ 105.00(a)	28,000	29,565
Blue Racer Midstream LLC/Blue
Racer Finance Corp., 6.13%,
11/15/22, Callable 12/10/20
@ 100.00(a)(d)	259,000	251,877
Boxer Parent Co., Inc., 7.13%,
10/2/25, Callable 6/1/22
@ 103.56(a)(d)	12,000	12,865
Boxer Parent Co., Inc., 9.13%, 3/1/26,
Callable 9/1/21 @ 104.56(a)(d)	12,000	12,750
Boyd Gaming Corp., 8.63%, 6/1/25,
Callable 6/1/22 @ 104.31(a)(d)	187,000	204,709
Buckeye Partners LP, 4.13%, 3/1/25,
Callable 2/1/25 @ 100.00(a)(d)	48,000	45,480
Buckeye Partners LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100.00(a)(d)	229,000	217,550
Buckeye Partners LP, 5.85%,
11/15/43, Callable 5/15/43
@ 100.00(a)	37,000	32,745
Builders FirstSource, Inc.,
6.75%, 6/1/27, Callable 6/1/22
@ 103.38(a)(d)	28,000	30,030
Calpine Corp., 4.63%, 2/1/29, Callable
2/1/24 @ 102.31(a)(d)	127,000	128,233
Calpine Corp., 5.00%, 2/1/31, Callable
2/1/26 @ 102.50(a)(d)	90,000	91,886
Calpine Corp., 5.13%, 3/15/28,
Callable 3/15/23 @ 102.56(a)(d)	205,000	211,377
Cargo Aircraft Management, 4.75%,
2/1/28, Callable 2/1/23
@ 102.38(a)(d)	99,000	100,609
CCO Holdings LLC/CCO Holdings
Capital Corp., 4.50%, 8/15/30,
Callable 2/15/25 @ 102.25(a)(d)	107,000	111,146
CCO Holdings LLC/CCO Holdings
Capital Corp., 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	134,000	141,102
Centene Corp., 3.38%, 2/15/30,
Callable 2/15/25 @ 101.69(a)	17,000	17,657
Centene Corp., 4.63%, 12/15/29,
Callable 12/15/24 @ 102.31(a)	95,000	103,430

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States , continued
Centene Corp., 5.38%, 6/1/26,
Callable 6/1/21 @ 104.03(a)(d)	85,000	89,438
CenturyLink, Inc., 4.00%, 2/15/27,
Callable 2/15/23 @ 102.00(a)(d)	20,000	20,448
CenturyLink, Inc., 5.13%,
12/15/26, Callable 12/15/22
@ 102.56(a)(d)	58,000	59,305
Cheniere Energy, Inc., 4.63%,
10/15/28, Callable 10/15/23
@ 102.31(a)(d)	101,000	104,283
Chobani LLC/Chobani Finance Corp.,
Inc., 7.50%, 4/15/25, Callable
12/10/20 @ 105.63(a)(d)	124,000	127,257
CHS/Community Health System, Inc.,
8.00%, 3/15/26, Callable 3/15/22
@ 104.00(a)(d)	122,000	122,488
Clarios Global LP, 6.75%, 5/15/25,
Callable 5/15/22 @ 103.38(a)(d)	83,000	87,781
Clearwater Paper Corp., 4.75%,
8/15/28, Callable 8/15/23
@ 102.38(a)(d)	89,000	89,445
Clearwater Paper Corp.,
5.38%, 2/1/25 (d)	363,000	381,604
Cleveland-Cliffs, Inc., 6.75%,
3/15/26, Callable 3/15/22
@ 105.06(a)(d)	85,000	89,250
Cleveland-Cliffs, Inc., 9.88%,
10/17/25, Callable 10/17/22
@ 107.41(a)(d)	275,000	314,531
Colt Merger Sub, Inc., 6.25%,
7/1/25, Callable 7/1/22
@ 103.13(a)(d)	139,000	142,718
Colt Merger Sub, Inc., 8.13%, 7/1/27,
Callable 7/1/23 @ 104.06(a)(d)	158,000	164,904
CommScope Technologies LLC,
6.00%, 6/15/25, Callable 11/20/20
@ 103.00(a)(d)	129,000	127,888
CommScope, Inc., 6.00%, 3/1/26,
Callable 3/1/22 @ 103.00(a)(d)	97,000	100,625
CommScope, Inc., 7.13%, 7/1/28,
Callable 7/1/23 @ 103.56(a)(d)	99,000	99,550
CommScope, Inc., 8.25%, 3/1/27,
Callable 3/1/22 @ 104.13(a)(d)	146,000	151,109
CSC Holdings LLC, 5.25%, 6/1/24	200,000	213,500
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)	200,000	212,500
CSC Holdings LLC, 5.75%, 1/15/30,
Callable 1/15/25 @ 102.88(a)(d)	200,000	213,809
Dana, Inc., 5.63%, 6/15/28, Callable
6/15/23 @ 102.81(a)	33,000	34,640
DaVita, Inc., 4.63%, 6/1/30, Callable
6/1/25 @ 102.31(a)(d)	205,000	208,515
Dell International LLC/EMC Corp.,
5.88%, 6/15/21, Callable 11/25/20
@ 100.00(a)(d)	13,000	13,031
Dell, Inc., 7.10%, 4/15/28	109,000	138,089
Delta Air Lines, Inc., 7.00%,
5/1/25(d)	106,000	115,673
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 11/25/20
@ 103.56(a)(d)	174,000	180,313
Diamond Sports Group LLC/Diamond
Sports Finance Co., 5.38%,
8/15/26, Callable 8/15/22
@ 102.69(a)(d)	259,000	150,868
Diamond Sports Group LLC/Diamond
Sports Finance Co., 6.63%, 8/15/27,
Callable 8/15/22 @ 103.31(a)(d)	309,000	128,235
DISH DBS Corp., 7.38%, 7/1/28,
Callable 7/1/23 @ 103.69(a)	317,000	319,378
Diversified Healthcare Trust,
9.75%, 6/15/25, Callable 6/15/22
@ 104.88(a)	254,000	279,400
Embarq Corp., 8.00%, 6/1/36	315,000	369,337
Five Point Op Co. LP/Five Point
Capital Corp., 7.88%,
11/15/25, Callable 12/10/20
@ 105.91(a)(d)	105,000	105,000
Ford Motor Co., 4.75%, 1/15/43	128,000	118,560
Ford Motor Co., 7.45%, 7/16/31	262,000	312,107
Ford Motor Co., 8.50%, 4/21/23	32,000	35,320
Ford Motor Co., 9.00%, 4/22/25,
Callable 3/22/25 @ 100.00(a)	55,000	64,694
Ford Motor Co., 9.63%, 4/22/30,
Callable 1/22/30 @ 100.00(a)	19,000	25,508
Genesis Energy LP/Genesis Energy
Finance Corp., 6.00%, 5/15/23,
Callable 12/10/20 @ 101.50(a)	100,000	90,875
Genesis Energy LP/Genesis Energy
Finance Corp., 7.75%, 2/1/28,
Callable 2/1/23 @ 105.81(a)	158,000	131,140
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)	237,000	248,257
Graham Packaging Co., Inc.,
7.13%, 8/15/28, Callable 8/15/23
@ 103.56(a)(d)	44,000	45,980
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)	82,000	88,457
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	95,000	99,631
HCA, Inc., 5.88%, 2/15/26, Callable
8/15/25 @ 100.00(a)	200,000	226,000
Herc Holdings, Inc., 5.50%, 7/15/27,
Callable 7/15/22 @ 102.75(a)(d)	163,000	167,584
International Game Technology PLC,
5.25%, 1/15/29, Callable 1/15/24
@ 102.63(a)(d)	200,000	198,000
Iron Mountain, Inc., 4.88%, 9/15/29,
Callable 9/15/24 @ 102.44(a)(d)	60,000	60,300
Iron Mountain, Inc., 5.00%, 7/15/28,
Callable 7/15/23 @ 102.50(a)(d)	17,000	17,354
Iron Mountain, Inc., 5.25%, 7/15/30,
Callable 7/15/25 @ 102.63(a)(d)	40,000	41,050
Jacobs Entertainment, Inc.,
7.88%, 2/1/24, Callable 12/10/20
@ 105.91(a)(d)	345,000	338,100

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States , continued
JBS USA LUX SA/JBS USA Food
Co./JBS USA Finance, Inc., 6.50%,
4/15/29, Callable 4/15/24
@ 103.25(a)(d)	233,000	261,864
JPMorgan Chase & Co., 4.60%
(SOFR + 313 bps), Callable 2/1/25
@ 100.00(a)(b)(c)	245,000	241,570
Kaiser Aluminum Corp., 6.50%,
5/1/25, Callable 5/1/22
@ 103.25(a)(d)	32,000	33,920
Kraft Heinz Foods Co., 3.88%,
5/15/27, Callable 2/15/27
@ 100.00(a)(d)	55,000	58,129
Kraft Heinz Foods Co., 4.25%, 3/1/31,
Callable 12/1/30 @ 100.00(a)(d)	90,000	97,541
Kraft Heinz Foods Co., 5.50%, 6/1/50,
Callable 12/1/49 @ 100.00(a)(d)	55,000	62,419
L Brands, Inc., 6.63%, 10/1/30,
Callable 10/1/25 @ 103.31(a)(d)	101,000	106,050
LABL Escrow Issuer LLC, 10.50%,
7/15/27, Callable 7/15/22
@ 105.25(a)(d)	150,000	161,250
Level 3 Financing, Inc., 4.63%,
9/15/27, Callable 9/15/22
@ 102.31(a)(d)	110,000	112,200
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 12/10/20
@ 101.34(a)	24,000	24,173
Level 3 Financing, Inc., 5.38%,
5/1/25, Callable 12/10/20
@ 102.69(a)	139,000	142,960
LifePoint Health, Inc., 4.38%, 2/15/27,
Callable 2/15/22 @ 102.00(a)(d)	77,000	76,208
Macy’s, Inc., 8.38%, 6/15/25, Callable
6/15/22 @ 104.19(a)(d)	173,000	180,629
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)	122,000	125,228
Match Group, Inc., 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(a)(d)	171,000	174,634
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)	169,000	182,097
Mauser Packaging Solutions Holdings
Co., 5.50%, 4/15/24, Callable
12/10/20 @ 102.75(a)(d)	201,000	201,076
MEDNAX, Inc., 6.25%, 1/15/27,
Callable 1/15/22 @ 104.69(a)(d)	336,000	346,500
MGM Growth Properties Operating
Partnership LP/MGP Finance
Co-Issuer, Inc., 5.63%, 5/1/24,
Callable 2/1/24 @ 100.00(a)	38,000	40,003
MGM Growth Properties Operating
Partnership LP/MGP Finance
Co-Issuer, Inc., 5.75%, 2/1/27,
Callable 11/1/26 @ 100.00(a)	41,000	44,245
Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 6/20/27, Callable
6/30/23 @ 103.25(a)(d)	419,027	436,312
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)	44,000	44,330
Nationstar Mortgage Holdings, Inc.,
5.50%, 8/15/28, Callable 8/15/23
@ 102.75(a)(d)	112,000	111,720
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27, Callable 1/15/23
@ 103.00(a)(d)	89,000	89,000
Navient Corp., 6.50%, 6/15/22	100,000	102,000
Navient Corp., 6.75%, 6/15/26	198,000	199,485
Navient Corp., 7.25%,
1/25/22, MTN	150,000	154,875
Navistar International Corp., 6.63%,
11/1/25, Callable 11/20/20
@ 103.31(a)(d)	242,000	250,216
Nielsen Finance LLC/Nielsen Finance
Co., 5.63%, 10/1/28, Callable
10/1/23 @ 102.81(a)(d)	206,000	213,210
Northwest Acquisitions ULC/
Dominion Finco, Inc., 7.13%,
11/1/22, Callable 11/20/20
@ 101.78(a)(d)(e)	18,000	180
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/21 @ 103.63(a)	54,000	57,077
Occidental Petroleum Corp.,
2.70%, 8/15/22	57,000	52,711
Occidental Petroleum Corp.,
2.90%, 8/15/24, Callable 7/15/24
@ 100.00(a)	33,000	27,473
Occidental Petroleum Corp.,
3.40%, 4/15/26, Callable 1/15/26
@ 100.00(a)	90,000	70,396
Occidental Petroleum Corp.,
3.50%, 8/15/29, Callable 5/15/29
@ 100.00(a)	206,000	148,621
Occidental Petroleum Corp.,
4.10%, 2/15/47, Callable 8/15/46
@ 100.00(a)	164,000	107,162
Occidental Petroleum Corp.,
8.50%, 7/15/27, Callable 1/15/27
@ 100.00(a)	175,000	167,125
Occidental Petroleum Corp.,
8.88%, 7/15/30, Callable 1/15/30
@ 100.00(a)	175,000	171,281
Olin Corp., 9.50%, 6/1/25, Callable
3/1/25 @ 100.00(a)(d)	28,000	33,113
OneMain Finance Corp.,
7.13%, 3/15/26	151,000	167,438
OneMain Finance Corp.,
8.88%, 6/1/25, Callable 6/1/22
@ 104.44(a)	79,000	86,900
Owens-Brockway Glass Container,
Inc., 6.38%, 8/15/25 (d)	100,000	109,750
Owens-Brockway Glass Container,
Inc., 6.63%, 5/13/27, Callable
5/15/23 @ 103.31(a)(d)	19,000	20,378
Parsley Energy LLC/Parsley Finance
Corp., 4.13%, 2/15/28, Callable
2/15/23 @ 102.06(a)(d)	158,000	164,407
Parsley Energy LLC/Parsley Finance
Corp., 5.25%, 8/15/25, Callable
12/10/20 @ 103.94(a)(d)	69,000	71,070

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
PBF Holding Co. LLC/PBF Finance
Corp., 6.00%, 2/15/28, Callable
2/15/23 @ 103.00(a)(d)	138,000	53,303
PBF Holding Co. LLC/PBF Finance
Corp., 9.25%, 5/15/25, Callable
5/15/22 @ 104.63(a)(d)	46,000	40,825
PBF Logistics LP/PBF Logistics
Finance Corp., 6.88%, 5/15/23,
Callable 12/10/20 @ 101.72(a)	322,000	252,770
PetSmart, Inc., 5.88%,
6/1/25, Callable 12/10/20
@ 102.94(a)(d)	231,000	234,465
PetSmart, Inc., 7.13%,
3/15/23, Callable 12/10/20
@ 101.78(a)(d)	298,000	294,275
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 12/10/20
@ 103.13(a)(d)	227,000	227,284
Presidio Holding, Inc., 8.25%, 2/1/28,
Callable 2/1/23 @ 104.13(a)(d)	256,000	271,360
Providence Service Corp., 5.88%,
11/15/25, Callable 11/15/22
@ 102.94(a)(d)	49,000	49,858
QVC, Inc., 4.38%, 9/1/28, Callable
6/1/28 @ 100.00(a)	43,000	43,032
Range Resources Corp., 9.25%,
2/1/26, Callable 2/1/22
@ 106.94(a)(d)	172,000	182,320
Refinitiv US Holdings, Inc., 4.50%,
5/15/26, Callable 11/15/21
@ 102.25(a)(d)	EUR 200,000	243,152
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13(a)(d)	166,000	177,310
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21
@ 104.13(a)(d)	305,000	332,435
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health, Inc.,
9.75%, 12/1/26, Callable 12/1/21
@ 104.88(a)(d)	355,000	382,512
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC/Reynolds Group
Issuer Lu, 5.13%, 7/15/23, Callable
12/10/20 @ 101.28(a)(d)	6,000	6,075
Rite Aid Corp., 7.50%, 7/1/25, Callable
7/1/22 @ 103.75(a)(d)	102,000	102,000
Royal Caribbean Cruises, Ltd., 9.13%,
6/15/23, Callable 3/15/23
@ 100.00(a)(d)	45,000	46,856
Sabre GLBL, Inc., 9.25%, 4/15/25,
Callable 3/16/25 @ 100.00(a)(d)	152,000	167,580
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 12/10/20
@ 103.75(a)(d)	150,000	150,562
Scientific Games International, Inc.,
8.25%, 3/15/26, Callable 3/15/22
@ 104.13(a)(d)	161,000	163,012
Scientific Games International, Inc.,
8.63%, 7/1/25, Callable 7/1/22
@ 104.31(a)(d)	44,000	45,746
Select Medical Corp., 6.25%,
8/15/26, Callable 8/15/22
@ 103.13(a)(d)	445,000	469,475
Silversea Cruise Finance, Ltd., 7.25%,
2/1/25, Callable 11/20/20
@ 105.44(a)(d)	241,000	242,579
Sinclair Television Group, Inc.,
5.50%, 3/1/30, Callable 12/1/24
@ 102.75(a)(d)	143,000	134,434
Sirius XM Radio, Inc., 4.13%, 7/1/30,
Callable 7/1/25 @ 102.06(a)(d)	122,000	125,417
Sirius XM Radio, Inc., 5.50%, 7/1/29,
Callable 7/1/24 @ 102.75(a)(d)	200,000	217,690
Sprint Communications, Inc.,
6.00%, 11/15/22	125,000	133,796
Sprint Corp., 7.13%, 6/15/24	30,000	34,506
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23
@ 103.31(a)(d)	240,000	229,200
Talen Energy Supply LLC,
7.63%, 6/1/28, Callable 6/1/23
@ 103.81(a)(d)	161,000	157,578
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp., 6.00%,
3/1/27, Callable 3/1/23
@ 103.00(a)(d)	144,000	136,080
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)	64,000	63,200
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
6.88%, 1/15/29, Callable 1/15/24
@ 103.44(a)	167,000	179,108
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27, Callable 3/15/27
@ 100.00(a)(d)	100,000	110,500
TEGNA, Inc., 5.00%, 9/15/29,
Callable 9/15/24 @ 102.50(a)	137,000	138,713
Tempo Acquisition LLC/Tempo
Acquisition Finance Corp., 6.75%,
6/1/25, Callable 11/20/20
@ 103.38(a)(d)	267,000	270,938
Tenet Healthcare Corp., 4.63%,
6/15/28, Callable 6/15/23
@ 102.31(a)(d)	35,000	35,503
Tenet Healthcare Corp., 5.13%,
11/1/27, Callable 11/1/22
@ 102.56(a)(d)	101,000	104,000
Tenet Healthcare Corp., 6.13%,
10/1/28, Callable 10/1/23
@ 103.06(a)(d)	205,000	199,106
Tenet Healthcare Corp., 6.25%,
2/1/27, Callable 2/1/22
@ 103.13(a)(d)	127,000	131,865

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/21 @ 102.50(a)	304,000	232,560
The Chemours Co., 6.63%, 5/15/23,
Callable 12/10/20 @ 101.66(a)	39,000	38,902
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 11/20/20 @ 102.25(a)	5,000	5,088
TRI Pointe Group, Inc., 5.70%,
6/15/28, Callable 12/15/27
@ 100.00(a)	38,000	42,180
Tronox, Inc., 6.50%, 5/1/25, Callable
5/1/22 @ 103.25(a)(d)	144,000	151,920
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	157,000	166,420
United Natural Foods, Inc., 6.75%,
10/15/28, Callable 10/15/23
@ 103.38(a)(d)	130,000	131,625
Univision Communications, Inc.,
6.63%, 6/1/27, Callable 6/1/23
@ 103.31(a)(d)	159,000	160,789
Viper Energy Partners LP, 5.38%,
11/1/27, Callable 11/1/22
@ 102.69(a)(d)	30,000	30,621
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 12/10/20
@ 104.00(a)(d)	341,000	339,295
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)	92,000	92,920
Weekley Homes LLC/Weekley
Finance Corp., 4.88%, 9/15/28,
Callable 9/15/23 @ 102.44(a)(d)	28,000	28,359
WESCO Distribution, Inc., 7.25%,
6/15/28, Callable 6/15/23
@ 103.63(a)(d)	50,000	54,735
Williams Scotsman International, Inc.,
4.63%, 8/15/28, Callable 8/15/23
@ 102.31(a)(d)	35,000	35,574
Wolverine Escrow LLC, 8.50%,
11/15/24, Callable 11/15/21
@ 106.38(a)(d)	111,000	86,441
Wolverine Escrow LLC, 9.00%,
11/15/26, Callable 11/15/22
@ 106.75(a)(d)	147,000	112,135
WPX Energy, Inc., 5.88%, 6/15/28,
Callable 6/15/23 @ 102.94(a)	87,000	88,958
Wyndham Destinations, Inc., 4.63%,
3/1/30, Callable 12/1/29
@ 100.00(a)(d)	136,000	130,220
Wyndham Worldwide Corp., 6.35%,
10/1/25, Callable 7/1/25
@ 100.00(a)(c)	161,000	171,465
XPO Logistics, Inc., 6.75%, 8/15/24,
Callable 8/15/21 @ 103.38(a)(d)	217,000	229,628
		26,489,149
TOTAL CORPORATE BONDS
(COST $26,101,640)		26,489,149

Exchange Traded Funds — 4.5%

	Shares	Value ($)
iShares iBoxx High Yield Corporate
Bond ETF	5,000	419,400
iShares JPMorgan USD Emerging
Markets Bond ETF	10,019	1,102,290
TOTAL EXCHANGE TRADED FUNDS
(COST $1,497,772)		1,521,690

Investment Companies — 3.6%

Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.02%(f)	1,245,303	1,245,303
TOTAL INVESTMENT COMPANIES
(COST $1,245,303)		1,245,303
TOTAL INVESTMENTS IN SECURITIES
(COST $33,041,259) — 97.5%		33,280,176
Other Assets (Liabilities) - 2.5%		858,197
NET ASSETS - 100%		$34,138,373
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2020.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees. Aggregate holdings amounted to $22,864,583 which represents 67.0% of the net assets of the Fund.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on October 31, 2020.

bps - Basis Points
ETF - Exchange-Traded Fund
EUR - Euro
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
ULC - Unlimited Liability Co.

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of October 31, 2020:

Percentage of
Industry	Net Assets at Value (%)*
Oil, Gas & Consumable Fuels	10.2
Health Care Providers & Services	8.5
Metals & Mining	6.4
Media	5.8
Hotels, Restaurants & Leisure	5.1
IT Services	4.6
Exchange Traded Fund	4.5
Diversified Financial Services	3.7
Investment Company	3.6
Consumer Finance	3.1
Diversified
Telecommunication Services	3.1
Trading Companies & Distributors	3.1
Containers & Packaging	3.1
Auto Components	2.8
Independent Power and Renewable
Electricity Producers	2.6
Specialty Retail	1.9
Food Products	1.8
Pharmaceuticals	1.7
Airlines	1.6
Automobiles	1.6
Paper & Forest Products	1.4
Communications Equipment	1.4
Equity Real Estate Investment Trusts	1.4
Commercial Services & Supplies	1.2
Electric Utilities	1.1
Machinery	1.1
Technology Hardware, Storage
& Peripherals	1.0
Interactive Media & Services	1.0
Air Freight & Logistics	1.0
Chemicals	0.8
Food & Staples Retailing	0.7
Energy Equipment & Services	0.7
Banks	0.7
Thrifts & Mortgage Finance	0.6
Professional Services	0.6
Household Durables	0.6
Software	0.6
Capital Markets	0.6
Multiline Retail	0.5
Real Estate Management
& Development	0.5
Wireless Telecommunication Services	0.5
Sovereign Bond	0.3
Building Products	0.1
Electronic Equipment, Instruments
& Components	0.1
Distributors	0.1
Internet & Direct Marketing Retail	0.1
Total	97.5
____________________

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Forward Foreign Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount			Settlement	(Depreciation)
currency to be purchased		of currency to be sold		Counterparty	Date	($)
U.S. Dollar	937,090	European Euro	800,000	Bank of America	11/3/20	5,431
U.S. Dollar	937,254	European Euro	800,000	Bank of America	12/2/20	4,993
						10,424
			Total unrealized appreciation			$10,424
			Total unrealized depreciation			—
			Total net unrealized appreciation/(depreciation)			$10,424

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020

Foreign Bonds — 1.7%

	Principal
	Amount †	Value ($)
France — 1.4%
Electricite de France SA, Series
E, 5.37% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	127,576
Quatrim SASU, 5.88%, 1/31/24,
Callable 11/15/21 @ 102.94 (a)(d)	300,000	337,984
		465,560
Netherlands — 0.3%
Trivium Packaging Finance BV,
3.75%, 8/15/26, Callable
8/15/22 @ 101.88 (a)(d)	100,000	114,861
TOTAL FOREIGN BONDS
(COST $ 578,583)		580,421

Yankee Dollars — 18.8%

	Principal
	Amount ($)
Australia — 0.7%
FMG Resources August 2006 pty,
Ltd., 4.50%, 9/15/27, Callable
6/15/27 @ 100 (a)(d)	150,000	160,640
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22
@ 106.09 (a)(d)	74,000	80,660
		241,300
Burkina Faso — 0.5%
IAMGOLD Corp., 5.75%, 10/15/28,
Callable 10/15/23
@ 104.31 (a)(d)	178,000	178,142
Canada — 2.4%
Cascades, Inc./Cascades USA, Inc.,
5.13%, 1/15/26, Callable 1/15/23
@ 102.56 (a)(d)	52,000	54,340
Cascades, Inc./Cascades USA, Inc.,
5.38%, 1/15/28, Callable 1/15/23
@ 102.69 (a)(d)	217,000	226,222
CCL Industries, Inc., 3.05%, 6/1/30,
Callable 3/1/30 @ 100 (a)(d)	200,000	212,195
Enbridge, Inc., 5.50% (US0003M +
342 bps), 7/15/77, Callable 7/15/27
@ 100 (a)(c)	55,000	52,530
GFL Environmental, Inc., 5.13%,
12/15/26, Callable 12/15/22
@ 102.56 (a)(d)	18,000	18,904
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	50,000	56,926
Nutrien Ltd., 2.95%, 5/13/30,
Callable 2/13/30 @ 100 (a)	155,000	167,500
		788,617
Cayman Islands — 0.6%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25 (a)(d)	310,875	208,286
China — 1.6%
CIFI Holdings Group Co., Ltd.,
6.45%, 11/7/24, Callable 11/7/22
@ 103.23 (a)	250,000	262,608
Rkpf Overseas 2019 A, Ltd.,
6.70%, 9/30/24, Callable 9/30/22
@ 103.35 (a)	250,000	257,475
		520,083
Germany — 0.5%
Deutsche Bank AG, 2.22%
(SOFR + 216 bps), 9/18/24,
Callable 9/18/23 @ 100 (a)(c)	150,000	151,656
Ireland — 2.1%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
1/15/25, Callable 11/15/24
@ 100 (a)	150,000	147,814
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 6.50%,
7/15/25, Callable 6/15/25
@ 100 (a)	150,000	165,075
Avolon Holdings Funding, Ltd.,
4.38%, 5/1/26, Callable 3/1/26
@ 100 (a)(d)	400,000	388,190
		701,079
Japan — 0.4%
Nissan Motor Co., Ltd., 3.52%, 9/17/25,
Callable 8/17/25 @ 100 (a)(d)	130,000	130,797
Luxembourg — 0.6%
ARD Finance SA, 6.50%, 6/30/27,
Callable 11/15/22 @ 103.25 (a)(d)	200,000	203,250
Mexico — 1.1%
Petroleos Mexicanos, 4.88%,
1/24/22	110,000	111,045
Petroleos Mexicanos, 6.50%,
3/13/27	97,000	90,189
Petroleos Mexicanos, 5.35%,
2/12/28	196,000	167,421
		368,655
Peru — 1.1%
Hudbay Minerals, Inc., 7.63%,
1/15/25, Callable 12/10/20
@ 105.72 (a)(d)	236,000	244,850
Hudbay Minerals, Inc., 6.13%, 4/1/29,
Callable 4/1/24 @ 103.06 (a)(d)	125,000	127,812
		372,662
Saudi Arabia — 0.7%
Saudi Arabian Oil Co., 4.38%,
4/16/49 (d)	200,000	234,448
Turkey — 0.8%
Republic of Turkey, 6.88%, 3/17/36	68,000	62,390
Turkiye Is Bankasi AS, 6.13%,
4/25/24, MTN	200,000	188,720
		251,110

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
United Kingdom — 5.1%
Barclays PLC, 4.38%, 1/12/26	200,000	226,179
CK Hutchison Capital Securities 17, Ltd.,
4.00% (H15T5Y + 207 bps), Callable
5/12/22 @ 100 (a)(b)(c)(d)	200,000	203,747
eG Global Finance PLC, 8.50%,
10/30/25, Callable 10/30/21
@ 104.25 (a)(d)	200,000	204,600
Lloyds Banking Group PLC,
4.65%, 3/24/26	200,000	223,883
Nationwide Building Society, 3.62%
(US0003M + 118 bps), 4/26/23,
Callable 4/26/22 @ 100 (a)(c)(d)	200,000	207,858
Natwest Group PLC, 3.75%
(H15T5Y + 210 bps), 11/1/29,
Callable 11/1/24 @ 100 (a)(c)	200,000	207,748
Santander UK Group Holdings, 3.82%
(US0003M + 140 bps), 11/3/28,
Callable 11/3/27 @ 100 (a)(c)	200,000	221,052
Vodafone Group PLC, 4.38%,
5/30/28	200,000	236,372
		1,731,439
Zambia — 0.6%
First Quantum Minerals, 7.50%,
4/1/25, Callable 12/10/20
@ 105.63 (a)(d)	212,000	212,928
TOTAL YANKEE DOLLARS
(COST $6,192,186)		6,294,452

Corporate Bonds — 73.3%

United States — 73.3%
Activision Blizzard, Inc., 2.50%,
9/15/50, Callable 3/15/50
@ 100.00(a)	200,000	179,229
Air Lease Corp., 2.88%, 1/15/26,
MTN, Callable 12/15/25
@ 100.00(a)	260,000	257,545
Aircastle, Ltd., 5.25%, 8/11/25,
Callable 7/11/25 @ 100.00(a)(d)	280,000	277,844
Aircastle, Ltd., 5.50%, 2/15/22	100,000	102,732
Akumin, Inc., 7.00%, 11/1/25, Callable
11/1/22 @ 103.50(a)(d)	97,000	95,788
American Express Co., 3.54%
(US0003M + 329 bps), Callable
12/15/20 @ 100.00(a)(b)(c)	300,000	278,838
American Express Co., 3.71%
(US0003M + 343 bps), Callable
2/15/21 @ 100.00(a)(b)(c)	48,000	45,810
Antero Resources Corp., 5.13%,
12/1/22, Callable 12/10/20
@ 100.00(a)	159,000	147,631
Apache Corp., 4.88%, 11/15/27,
Callable 5/15/27 @ 100.00(a)	48,000	45,048
Archrock Partners LP/Archrock
Partners Finance Corp.,
6.88%, 4/1/27, Callable 4/1/22
@ 105.16(a)(d)	30,000	29,400
Arconic Corp., 6.00%, 5/15/25,
Callable 5/15/22 @ 103.00(a)(d)	43,000	45,526
AT&T, Inc., 2.25%, 2/1/32, Callable
11/1/31 @ 100.00(a)	500,000	488,889
AT&T, Inc., 3.50%, 6/1/41, Callable
12/1/40 @ 100.00(a)	280,000	282,556
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	39,130
Basuch Health Americas, Inc.,
8.50%, 1/31/27, Callable 7/31/22
@ 104.25(a)(d)	100,000	109,342
Bausch Health Cos., Inc., 5.00%,
1/30/28, Callable 1/30/23
@ 102.50(a)(d)	78,000	77,094
Bausch Health Cos., Inc., 6.25%,
2/15/29, Callable 2/15/24
@ 103.13(a)(d)	91,000	93,781
Big River Steel LLC/BRS Finance
Corp., 6.63%, 1/31/29, Callable
9/15/23 @ 103.31(a)(d)	125,000	128,750
Black Knight InfoServ LLC,
3.63%, 9/1/28, Callable 9/1/23
@ 101.81(a)(d)	80,000	81,000
Blue Racer Midstream LLC/Blue
Racer Finance Corp., 6.13%,
11/15/22, Callable 12/10/20
@ 100.00(a)(d)	164,000	159,490
BP Capital Markets America, Inc.,
1.75%, 8/10/30, Callable 5/10/30
@ 100.00(a)	500,000	486,996
Buckeye Partners LP, 5.85%,
11/15/43, Callable 5/15/43
@ 100.00(a)	100,000	88,500
Builders FirstSource, Inc.,
5.00%, 3/1/30, Callable 3/1/25
@ 102.50(a)(d)	47,000	49,585
Builders FirstSource, Inc.,
6.75%, 6/1/27, Callable 6/1/22
@ 103.38(a)(d)	213,000	228,442
Calpine Corp., 4.50%, 2/15/28,
Callable 2/15/23 @ 102.25(a)(d)	125,000	127,187
Calpine Corp., 4.63%, 2/1/29,
Callable 2/1/24 @ 102.31(a)(d)	76,000	76,738
Care Capital Properties, Inc.,
5.13%, 8/15/26, Callable 5/15/26
@ 100.00(a)	145,000	158,044
Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100.00(a)	200,000	248,685
Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.38%,
10/23/35, Callable 4/23/35
@ 100.00(a)	100,000	134,904

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Cheniere Energy, Inc., 4.63%,
10/15/28, Callable 10/15/23
@ 102.31(a)(d)	100,000	103,250
Clarios Global LP, 6.75%, 5/15/25,
Callable 5/15/22 @ 103.38(a)(d)	53,000	56,053
Clarios Global LP/Clarios
US Finance Co., 6.25%, 5/15/26,
Callable 5/15/22 @ 103.13(a)(d)	94,000	98,230
Clearwater Paper Corp., 4.75%,
8/15/28, Callable 8/15/23
@ 102.38(a)(d)	87,000	87,435
Clearwater Paper Corp.,
5.38%, 2/1/25(d)	340,000	357,425
Cleveland-Cliffs, Inc., 6.75%, 3/15/26,
Callable 3/15/22 @ 105.06(a)(d)	79,000	82,950
Cleveland-Cliffs, Inc., 9.88%,
10/17/25, Callable 10/17/22
@ 107.41(a)(d)	172,000	196,725
Colt Merger Sub, Inc., 6.25%, 7/1/25,
Callable 7/1/22 @ 103.13(a)(d)	131,000	134,504
Comcast Corp., 1.95%, 1/15/31,
Callable 10/15/30 @ 100.00(a)	335,000	339,467
CommScope, Inc., 6.00%, 3/1/26,
Callable 3/1/22 @ 103.00(a)(d)	124,000	128,634
Continental Resources, 4.90%,
6/1/44, Callable 12/1/43
@ 100.00(a)	110,000	91,300
Dana Financing Luxembourg Sarl,
6.50%, 6/1/26, Callable 6/1/21
@ 103.25(a)(d)	250,000	259,375
Dana, Inc., 5.63%, 6/15/28, Callable
6/15/23 @ 102.81(a)	31,000	32,541
DCP Midstream LLC, 8.13%, 8/16/30	55,000	62,700
Dell International LLC/EMC Corp.,
4.90%, 10/1/26, Callable 8/1/26
@ 100.00(a)(d)	200,000	227,732
Dell International LLC/EMC Corp.,
5.85%, 7/15/25, Callable 6/15/25
@ 100.00(a)(d)	250,000	293,553
Dell International LLC/EMC Corp.,
5.88%, 6/15/21, Callable 11/25/20
@ 100.00(a)(d)	4,000	4,010
Delta Air Lines, Inc., 7.00%, 5/1/25(d)	99,000	108,034
Delta Air Lines, Inc./SkyMiles IP, Ltd.,
4.75%, 10/20/28(d)	265,000	270,654
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
5.38%, 8/15/26, Callable 8/15/22
@ 102.69(a)(d)	185,000	107,762
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
6.63%, 8/15/27, Callable 8/15/22
@ 103.31(a)(d)	185,000	76,775
Discover Bank, 3.45%, 7/27/26,
Callable 4/27/26 @ 100.00(a)	250,000	274,540
Discover Financial Services,
3.95%, 11/6/24, Callable 8/6/24
@ 100.00(a)	100,000	110,426
Diversified Healthcare Trust,
9.75%, 6/15/25, Callable 6/15/22
@ 104.88(a)	315,000	346,500
Embarq Corp., 8.00%, 6/1/36	150,000	175,875
Enable Midstream Partners LP,
4.95%, 5/15/28, Callable 2/15/28
@ 100.00(a)	245,000	235,157
Encompass Health Corp.,
5.75%, 11/1/24	18,000	18,000
Energy Transfer Partners LP, 6.00%,
6/15/48, Callable 12/15/47
@ 100.00(a)	25,000	25,522
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)	50,000	33,535
EnLink Midstream Partners LP,
5.45%, 6/1/47, Callable 12/1/46
@ 100.00(a)	80,000	51,383
Enterprise Products Operating
LLC, 5.25% (US0003M + 303
bps), 8/16/77, Callable 8/16/27
@ 100.00(a)(c)	35,000	33,024
Enterprise Products Operating
LLC, 5.38% (US0003M + 257
bps), 2/15/78, Callable 2/15/28
@ 100.00(a)(c)	30,000	26,715
EPR Properties, 4.50%, 6/1/27,
Callable 3/1/27 @ 100.00(a)	35,000	31,390
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)	100,000	90,728
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)	35,000	31,439
Exxon Mobil Corp., 2.61%, 10/15/30,
Callable 7/15/30 @ 100.00(a)	500,000	530,059
Ford Motor Co., 9.00%, 4/22/25,
Callable 3/22/25 @ 100.00(a)	52,000	61,165
Ford Motor Co., 9.63%, 4/22/30,
Callable 1/22/30 @ 100.00(a)	18,000	24,165
Ford Motor Credit Co. LLC, 5.11%,
5/3/29, Callable 2/3/29
@ 100.00(a)	500,000	519,375
Fox Corp., 4.71%, 1/25/29, Callable
10/25/28 @ 100.00(a)	225,000	267,792
General Motors Acceptance Corp.,
8.00%, 11/1/31	200,000	275,946
General Motors Co., 5.40%,
10/2/23	250,000	276,495
General Motors Financial Co.,
Inc., 1.35% (US0003M + 110
bps), 11/6/21(c)	40,000	39,985
General Motors Financial Co., Inc.,
4.35%, 1/17/27, Callable 10/17/26
@ 100.00(a)	80,000	87,604
Genesis Energy LP/Genesis Energy
Finance Corp., 5.63%, 6/15/24,
Callable 12/10/20 @ 101.88(a)	30,000	25,806

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Genesis Energy LP/Genesis Energy
Finance Corp., 7.75%, 2/1/28,
Callable 2/1/23 @ 105.81(a)	112,000	92,960
GLP Capital LP/GLP Financing II, Inc.,
4.00%, 1/15/31, Callable 10/15/30
@ 100.00(a)	325,000	339,807
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)	100,000	104,750
Graham Packaging Co., Inc.,
7.13%, 8/15/28, Callable 8/15/23
@ 103.56(a)(d)	42,000	43,890
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	224,000	234,920
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)	35,000	43,419
Howmet Aerospace, Inc.,
5.90%, 2/1/27	34,000	37,315
Huntington Bancshares, Inc., 5.63%
(H15T10Y + 495 bps), Callable
7/15/30 @ 100.00(a)(b)(c)	250,000	279,687
Iron Mountain, Inc., 4.50%, 2/15/31,
Callable 2/15/26 @ 102.25(a)(d)	78,000	77,654
Iron Mountain, Inc., 5.25%, 7/15/30,
Callable 7/15/25 @ 102.63(a)(d)	288,000	295,560
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)	183,000	199,803
Jacobs Entertainment, Inc.,
7.88%, 2/1/24, Callable 12/10/20
@ 105.91(a)(d)	150,000	147,000
JPMorgan Chase & Co., 6.10%
(US0003M + 333 bps), Callable
10/1/24 @ 100.00(a)(b)(c)	40,000	42,015
Kaiser Aluminum Corp., 6.50%,
5/1/25, Callable 5/1/22
@ 103.25(a)(d)	30,000	31,800
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)	335,000	364,769
Kraft Heinz Foods Co., 5.00%, 6/4/42	200,000	219,080
Kraft Heinz Foods Co., 5.50%, 6/1/50,
Callable 12/1/49 @ 100.00(a)(d)	50,000	56,745
L Brands, Inc., 6.63%, 10/1/30,
Callable 10/1/25 @ 103.31(a)(d)	100,000	105,000
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22
@ 103.38(a)(d)	119,000	124,751
LABL Escrow Issuer LLC, 10.50%,
7/15/27, Callable 7/15/22
@ 105.25(a)(d)	150,000	161,250
Level 3 Financing, Inc., 4.63%,
9/15/27, Callable 9/15/22
@ 102.31(a)(d)	100,000	102,000
LifePoint Health, Inc., 4.38%, 2/15/27,
Callable 2/15/22 @ 102.00(a)(d)	28,000	27,712
Lowe’s Cos., Inc., 3.65%, 4/5/29,
Callable 1/5/29 @ 100.00(a)	300,000	344,870
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)	34,000	34,900
Mauser Packaging Solutions Holdings
Co., 4.75%, 4/15/24, Callable
12/9/20 @ 102.38(a)	EUR 400,000	456,493
Mauser Packaging Solutions Holdings
Co., 5.50%, 4/15/24, Callable
12/10/20 @ 102.75(a)(d)	150,000	150,057
MEDNAX, Inc., 6.25%, 1/15/27,
Callable 1/15/22 @ 104.69(a)(d)	300,000	309,375
Micron Technology, Inc.,
2.50%, 4/24/23	165,000	171,665
Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 6/20/27, Callable
6/30/23 @ 103.25(a)(d)	303,575	316,097
Morgan Stanley, 4.05% (US0003M
+ 381 bps), Callable 1/15/21
@ 100.00(a)(b)(c)	300,000	292,863
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)	41,000	41,307
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27, Callable 1/15/23
@ 103.00(a)(d)	64,000	64,000
Navient Corp., 5.00%, 3/15/27,
Callable 9/15/26 @ 100.00(a)	48,000	44,824
Navient Corp., 5.88%, 10/25/24	170,000	168,725
Navient Corp., 6.50%, 6/15/22	150,000	153,000
Nielsen Finance LLC/Nielsen Finance
Co., 5.63%, 10/1/28, Callable
10/1/23 @ 102.81(a)(d)	203,000	210,105
Northwest Acquisitions ULC/Dominion
Finco, Inc., 7.13%, 11/1/22, Callable
11/20/20 @ 101.78 (a)(d)(e)	162,000	1,620
NRG Energy, Inc., 4.45%, 6/15/29,
Callable 3/15/29 @ 100.00(a)(d)	70,000	76,610
Occidental Petroleum Corp.,
2.70%, 8/15/22	53,000	49,012
Occidental Petroleum Corp.,
3.40%, 4/15/26, Callable 1/15/26
@ 100.00(a)	84,000	65,703
Occidental Petroleum Corp.,
3.50%, 8/15/29, Callable 5/15/29
@ 100.00(a)	42,000	30,301
Occidental Petroleum Corp.,
4.20%, 3/15/48, Callable 9/15/47
@ 100.00(a)	61,000	40,385
Occidental Petroleum Corp.,
6.20%, 3/15/40	125,000	101,475
Occidental Petroleum Corp.,
8.88%, 7/15/30, Callable 1/15/30
@ 100.00(a)	168,000	164,430
Olin Corp., 9.50%, 6/1/25, Callable
3/1/25 @ 100.00(a)(d)	22,000	26,018
Owens-Brockway Glass Container,
Inc., 6.38%, 8/15/25(d)	226,000	248,035
Owens-Brockway Glass Container,
Inc., 6.63%, 5/13/27, Callable
5/15/23 @ 103.31(a)(d)	18,000	19,305

20	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Parsley Energy LLC/Parsley Finance
Corp., 5.63%, 10/15/27, Callable
10/15/22 @ 102.81(a)(d)	101,000	107,439
PBF Holding Co. LLC/PBF Finance
Corp., 6.00%, 2/15/28, Callable
2/15/23 @ 103.00(a)(d)	178,000	68,752
PBF Holding Co. LLC/PBF Finance
Corp., 7.25%, 6/15/25, Callable
12/10/20 @ 105.44(a)	38,000	15,889
PBF Holding Co. LLC/PBF Finance
Corp., 9.25%, 5/15/25, Callable
5/15/22 @ 104.63(a)(d)	44,000	39,050
Peabody Finance Corp., 6.00%,
3/31/22, Callable 12/10/20
@ 101.50(a)(d)	150,000	68,625
Performance Food Group, Inc.,
5.50%, 10/15/27, Callable 10/15/22
@ 102.75(a)(d)	36,000	36,900
PetSmart, Inc., 5.88%, 6/1/25,
Callable 12/10/20 @ 102.94(a)(d)	150,000	152,250
Phillips 66, 3.70%, 4/6/23	250,000	267,499
Phillips 66, 3.85%, 4/9/25, Callable
3/9/25 @ 100.00(a)	200,000	220,037
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 12/10/20
@ 103.13(a)(d)	159,000	159,199
Prime Security Services Borrower
LLC/Prime Finance, Inc., 6.25%,
1/15/28, Callable 1/15/23
@ 103.13(a)(d)	53,000	53,555
Providence Service Corp., 5.88%,
11/15/25, Callable 11/15/22
@ 102.94(a)(d)	48,000	48,840
Prudential Financial, Inc., 5.38%
(US0003M + 303 bps), 5/15/45,
Callable 5/15/25 @ 100.00(a)(c)	300,000	323,858
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)	166,000	191,730
Range Resources Corp., 9.25%,
2/1/26, Callable 2/1/22
@ 106.94(a)(d)	168,000	178,080
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13(a)(d)	136,000	145,266
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21
@ 104.13(a)(d)	204,000	222,350
Royal Caribbean Cruises, Ltd.,
9.13%, 6/15/23, Callable 3/15/23
@ 100.00(a)(d)	190,000	197,837
Sabra Health Care LP, 4.80%, 6/1/24,
Callable 5/1/24 @ 100.00(a)	50,000	52,735
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 12/10/20 @ 101.31(a)(d)	32,000	31,360
Santander Holdings USA, Inc., 3.50%,
6/7/24, Callable 5/7/24
@ 100.00(a)	225,000	242,284
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 12/10/20
@ 103.75(a)(d)	150,000	150,562
Select Medical Corp., 6.25%,
8/15/26, Callable 8/15/22
@ 103.13(a)(d)	178,000	187,790
Silversea Cruise Finance, Ltd.,
7.25%, 2/1/25, Callable 11/20/20
@ 105.44 (a)(d)	48,000	48,314
Simon Property Group, LP, 3.80%,
7/15/50, Callable 1/15/50
@ 100.00(a)	400,000	392,367
Sinclair Television Group, Inc.,
5.50%, 3/1/30, Callable 12/1/24
@ 102.75(a)(d)	131,000	123,153
Smithfield Foods, Inc., 3.00%,
10/15/30, Callable 7/15/30
@ 100.00(a)(d)	95,000	96,789
Sprint Corp., 7.88%, 9/15/23	90,000	102,712
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47
@ 100.00(a)	40,000	38,548
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23
@ 103.31(a)(d)	55,000	52,525
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)	15,000	14,812
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
5.25%, 5/1/23	30,000	29,985
TEGNA, Inc., 5.00%, 9/15/29,
Callable 9/15/24 @ 102.50(a)	75,000	75,938
Tenet Healthcare Corp., 4.63%,
6/15/28, Callable 6/15/23
@ 102.31(a)(d)	33,000	33,474
Tenet Healthcare Corp., 5.13%,
11/1/27, Callable 11/1/22
@ 102.56(a)(d)	94,000	96,792
Tenneco, Inc., 5.00%, 7/15/24,
Callable 12/9/20 @ 102.50(a)	EUR 300,000	323,805
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/21 @ 102.50(a)	250,000	191,250
The Walt Disney Co., 2.65%,
1/13/31	375,000	402,289
Time Warner Cable LLC, 4.50%,
9/15/42, Callable 3/15/42
@ 100.00(a)	100,000	108,369
T-Mobile USA, Inc., 2.05%, 2/15/28,
Callable 12/15/27 @ 100.00(a)(d)	35,000	35,419
Tronox, Inc., 6.50%, 5/1/25, Callable
5/1/22 @ 103.25(a)(d)	30,000	31,650
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	143,000	151,580
United Natural Foods, Inc., 6.75%,
10/15/28, Callable 10/15/23
@ 103.38(a)(d)	71,000	71,888

See notes to financial statements.	HSBC FAMILY OF FUNDS	21

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/31/22
@ 102.50(a)(d)	105,000	109,725
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 12/10/20
@ 104.00(a)(d)	216,000	214,920
Weekley Homes LLC/Weekley
Finance Corp., 4.88%, 9/15/28,
Callable 9/15/23 @ 102.44(a)(d)	28,000	28,359
WESCO Distribution, Inc., 7.13%,
6/15/25, Callable 6/15/22
@ 103.56(a)(d)	50,000	53,875
WESCO Distribution, Inc., 7.25%,
6/15/28, Callable 6/15/23
@ 103.63(a)(d)	50,000	54,734
Western Midstream Operating LP,
3.10%, 2/1/25, Callable 1/1/25
@ 100.00(a)	500,000	471,060
Williams Scotsman International, Inc.,
4.63%, 8/15/28, Callable 8/15/23
@ 102.31(a)(d)	35,000	35,574
Wolverine Escrow LLC, 8.50%,
11/15/24, Callable 11/15/21
@ 106.38(a)(d)	96,000	74,760
Wolverine Escrow LLC, 9.00%,
11/15/26, Callable 11/15/22
@ 106.75(a)(d)	133,000	101,456
		24,717,310

TOTAL CORPORATE BONDS
(COST $24,563,182)		24,717,310

U.S. Treasury Obligations — 2.1%

U.S. Treasury Note — 2.1%
0.25%, 5/31/25	48,000	47,799
0.25%, 6/30/25	361,000	359,280
0.63%, 5/15/30	265,000	259,369
1.50%, 2/15/30	37,000	39,214
		705,662
TOTAL U.S.
TREASURY OBLIGATIONS
(COST $711,551)		705,662

Investment Companies — 1.7%

	Shares	Value ($)
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.02%(f)	585,904	585,904
TOTAL INVESTMENT COMPANIES
(COST $585,904)		585,904
TOTAL INVESTMENTS
IN SECURITIES
(COST $32,631,406) — 97.6%		32,883,749
Other Assets (Liabilities) - 2.4%		812,366
NET ASSETS - 100%		$33,696,115
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2020.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees. Aggregate holdings amounted to $14,197,090 which represents 42.1% of the net assets of the Fund.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on October 31, 2020.

bps - Basis Points
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
H15T10Y - 10 Year Treasury Constant Maturity Rate
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
ULC - Unlimited Liability Co.
US0003M - 3 Month US Dollar LIBOR

22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of October 31, 2020:

Percentage of Net
Industry	Assets at Value (%)*
Oil, Gas & Consumable Fuels	13.3%
Consumer Finance	6.5%
Containers & Packaging	6.2%
Equity Real Estate Investment Trusts	5.4%
Metals & Mining	5.3%
Banks	5.0%
Media	3.8%
Diversified Financial Services	3.5%
Trading Companies & Distributors	3.1%
Hotels, Restaurants & Leisure	3.0%
Diversified Telecommunication Services	2.8%
Auto Components	2.5%
Health Care Providers & Services	2.5%
Airlines	2.1%
U.S Treasury Obligation	2.1%
IT Services	2.0%
Capital Markets	1.8%
Specialty Retail	1.8%
Investment Company	1.7%
Entertainment	1.7%
Technology Hardware, Storage
& Peripherals	1.6%
Automobiles	1.5%
Real Estate Management
& Development	1.5%
Aerospace & Defense	1.3%
Paper & Forest Products	1.3%
Machinery	1.2%
Food Products	1.1%
Wireless Telecommunication Services	1.1%
Electric Utilities	1.1%
Independent Power and Renewable
Electricity Producers	1.0%
Insurance	1.0%
Household Durables	0.8%
Pharmaceuticals	0.8%
Thrifts & Mortgage Finance	0.8%
Building Products	0.8%
Electronic Equipment, Instruments
& Components	0.7%
Chemicals	0.7%
Professional Services	0.6%
Industrial Conglomerates	0.6%
Semiconductors &
Semiconductor Equipment	0.5%
Communications Equipment	0.4%
Food & Staples Retailing	0.3%
Commercial Services & Supplies	0.3%
Sovereign Bond	0.2%
Energy Equipment & Services	0.1%
Software	0.1%
Distributors	0.1%
Total	97.6
____________________

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2020 (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at		Notional		Paid/	Appreciation/
	Pay Fixed	Payment	October 31,	Expiration	Amount	Value	(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2020 (%)(b)	Date	($)(c)	($)	($)	($)
CDX N.A. High Yield Index,
Series 34*	5.00	Daily	3.97	6/20/25	3,680,000	(154,718)	(67,041)	(87,677)
CDX N.A. High Yield Index,
Series 35	5.00	Daily	4.23	12/20/25	1,000,000	(33,688)	(58,550)	24,862
						(188,406)	(125,591)	(62,815)

*	As of October 31, 2020, the CDX N.A. High Yield Index, Series 34 included securities which had defaulted and represented 4% of the Index.
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Forward Foreign Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount			Settlement	(Depreciation)
currency to be purchased		of currency to be sold		Counterparty	Date	($)
U.S. Dollar	147,205	European Euro	125,000	Bank of America	11/3/20	1,633
U.S. Dollar	953,798	European Euro	812,994	UBS AG	11/3/20	7,008
U.S. Dollar	1,300,631	European Euro	1,112,994	UBS AG	12/2/20	3,629
						12,270
			Total unrealized appreciation			$12,270
			Total unrealized depreciation			—
			Total net unrealized appreciation/(depreciation)			$12,270

24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of October 31, 2020

	HSBC	HSBC
	High Yield	Strategic Income
	Fund	Fund
Assets:
Investment in securities, at value	$33,280,176	$32,883,749
Foreign currency, at value	536,123	17,605
Cash held as collateral at brokers for centrally cleared swaps	—	330,297
Unrealized appreciation on forward foreign currency exchange contracts	10,424	12,270
Interest and dividends receivable	534,465	435,389
Receivable for capital shares issued	—	651
Receivable for investments sold	—	252,500
Receivable from Investment Adviser	5,040	5,853
Variation margin on centrally cleared swap agreements	—	12,710
Prepaid expenses and other assets	9,361	9,447
Total Assets	34,375,589	33,960,471
Liabilities:
Distributions payable	22,265	24,365
Payable for investments purchased	148,000	145,000
Payable for capital shares redeemed	269	26,635
Accrued expenses and other payables:
Administration	933	917
Shareholder Servicing	697	54
Accounting	7,755	7,668
Custodian	1,205	937
Printing	6,056	7,358
Professional	46,449	46,554
Transfer Agent	1,899	3,289
Trustee	787	782
Other	901	797
Total Liabilities	237,216	264,356
Net Assets	$34,138,373	$33,696,115
____________________
Amounts designated as ‘”—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of October 31, 2020 (continued)

	HSBC	HSBC
	High Yield	Strategic Income
	Fund	Fund
Composition of Net Assets:
Paid in capital	$35,027,550	$32,572,725
Total distributable earnings/(loss)	(889,177)	1,123,390
Net Assets	$34,138,373	$33,696,115

Net Assets:
Class A Shares	$3,693,762	$251,927
Class I Shares	30,444,611	33,444,188
Total	$34,138,373	$33,696,115
Shares Outstanding:
($ 0.001 par value, unlimited number of shares authorized):
Class A Shares	384,637	24,430
Class I Shares	3,157,512	3,218,555
Net Asset Value, Offering Price (Class I) and Redemption Price per share:
Class A Shares	$9.60	$10.31
Class I Shares	$9.64	$10.39
Maximum Sales Charge:
Class A Shares	3.75%	3.75%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$9.97	$10.71
Investments in securities, at cost	$33,041,259	$32,631,406
Foreign currency, at cost	$539,146	$17,653

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations – For the year ended October 31, 2020

		HSBC
	HSBC	Strategic
	High Yield	Income
	Fund	Fund
Investment Income:
Interest	$1,880,604	$1,522,920
Dividends	74,235	8,308
Foreign tax withholding	—	(149)
Total Investment Income/(Loss)	1,954,839	1,531,079
Expenses:
Investment Management	213,247	201,200
Operational Support:
Class A Shares	3,439	284
Administration:
Class A Shares	1,167	97
Class I Shares	9,971	10,390
Distribution:
Shareholder Servicing:
Class A Shares	8,253	427
Accounting	75,897	77,450
Compliance Services	42,042	42,042
Custodian	7,603	11,866
Printing	14,332	12,571
Professional	172,968	172,991
Transfer Agent	20,553	22,555
Trustee	109,843	109,838
Registration fees	32,258	32,286
Other	21,910	20,790
Total expenses before fee and expense reductions	733,483	714,787
Fees contractually reduced/reimbursed by Investment Adviser	(541,071)	(497,138)
Net Expenses	192,412	217,649

Net Investment Income	1,762,427	1,313,430

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities and foreign currency translations	(370,199)	411,954
Net realized gains/(losses) from forward foreign currency exchange contracts	(44,247)	(68,130)
Net realized gains/(losses) from swap agreements	53,969	663,213
Change in unrealized appreciation/depreciation on investments in securities and foreign currency translations	(119,533)	(377,035)
Change in unrealized appreciation/depreciation on forward foreign currency contracts	28,098	44,056
Change in unrealized appreciation/depreciation on swap agreements	—	(35,046)
Net realized/unrealized gains/(losses) on investments	(451,912)	639,012
Change in Net Assets Resulting from Operations	$1,310,515	$1,952,442
____________________
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC High		HSBC Strategic
	Yield Fund		Income Fund
	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	October 31,	October 31,	October 31,	October 31,
	2020	2019	2020	2019
Investment Activities:
Operations:
Net investment income/(loss)	$1,762,427	$1,545,969	$1,313,430	$1,162,326
Net realized gains/(losses) from investments	(360,477)	(236,596)	1,007,037	593,086
Change in unrealized appreciation/depreciation on investments	(91,435)	1,083,478	(368,025)	1,015,519
Change in net assets resulting from operations	1,310,515	2,392,851	1,952,442	2,770,931

Distributions to shareholders:
Class A Shares	(181,207)	(167,218)	(14,389)	(8,530)
Class I Shares	(1,631,611)	(1,836,512)	(1,658,262)	(1,733,815)

Tax return of capital:
Class A Shares	(4,139)	(7,784)	—	—
Class I Shares	(37,266)	(85,484)	—	—
Change in net assets resulting from distributions to shareholders	(1,854,223)	(2,096,998)	(1,672,651)	(1,742,345)
Change in net assets resulting from capital transactions	1,985,360	2,284,750	3,583,134	1,546,304
Change in net assets	1,441,652	2,580,603	3,862,925	2,574,890

Net Assets:
Beginning of period	32,696,721	30,116,118	29,833,190	27,258,300
End of period	$34,138,373	$32,696,721	$33,696,115	$29,833,190

28	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC High		HSBC Strategic
	Yield Fund		Income Fund
	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	October 31,	October 31,	October 31,	October 31,
	2020	2019	2020	2019
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$537,493	$841,156	$346,902	$157,133
Dividends reinvested	184,445	171,883	13,597	6,970
Value of shares redeemed	(214,239)	(186,338)	(355,024)	(1,350)
Class A Shares capital transactions	507,699	826,701	5,475	162,753

Class I Shares:
Proceeds from shares issued	50,000	—	2,232,505	56,120
Dividends reinvested	1,427,661	1,458,049	1,429,267	1,327,431
Value of shares redeemed	—	—	(84,113)	—
Class I Shares capital transactions	1,477,661	1,458,049	3,577,659	1,383,551
Change in net assets resulting from capital transactions	$1,985,360	$2,284,750	$3,583,134	$1,546,304

SHARE TRANSACTIONS:
Class A Shares:
Issued	55,052	86,335	34,225	15,353
Reinvested	19,425	17,866	1,332	699
Redeemed	(22,759)	(19,146)	(39,010)	(133)
Change in Class A Shares	51,718	85,055	(3,453)	15,919

Class I Shares:
Issued	5,097	—	213,013	5,450
Reinvested	149,804	151,401	139,900	133,096
Redeemed	—	—	(8,327)	—
Change in Class I Shares	154,901	151,401	344,586	138,546
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	29

HSBC HIGH YIELD FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions						Ratios/Supplementary Data
			Net Realized										Ratio of Net	Ratio of
			and								Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized					Assets	Ratio of Net	Income/	to Average
	Value,	Investment	Gains/	Total from		Gains from			Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income/	(Losses) from	Investment	Net Investment	Investment	Return of	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Capital	Distributions	of Period	Return(b)	(000’s)	Assets	Assets	Reductions)	(c)
CLASS A SHARES
Year Ended October 31, 2020	$9.77	$0.48	$(0.14)	$0.34	$(0.50)	$—	$(0.01)	$(0.51)	$9.60	3.69%	$3,694	0.90%	5.06%	2.54%	71%
Year Ended October 31, 2019	9.69	0.45	0.26	0.71	(0.60)	—	(0.03)	(0.63)	9.77	7.59%	3,253	1.12%	4.63%	2.55%	76	%(d)
Year Ended October 31, 2018	10.24	0.42	(0.50)	(0.08)	(0.47)	—	—	(0.47)	9.69	(0.84)%	2,402	1.15%	4.24%	2.57%	50%
Year Ended October 31, 2017	9.97	0.42	0.30	0.72	(0.45)	—	—	(0.45)	10.24	7.45%	2,049	1.15%	4.15%	1.81%	42%
Year Ended October 31, 2016	9.67	0.41	0.28	0.69	(0.39)	—	—	(0.39)	9.97	7.37%	558	1.15%	4.27%	1.72%	50%
CLASS I SHARES
Year Ended October 31, 2020	9.81	0.52	(0.15)	0.37	(0.53)	—	(0.01)	(0.54)	9.64	4.02%	30,445	0.55%	5.41%	2.20%	71%
Year Ended October 31, 2019	9.72	0.48	0.27	0.75	(0.63)	—	(0.03)	(0.66)	9.81	8.03%	29,444	0.78%	4.98%	2.22%	76	%(d)
Year Ended October 31, 2018	10.26	0.46	(0.50)	(0.04)	(0.50)	—	—	(0.50)	9.72	(0.41)%	27,714	0.80%	4.59%	2.22%	50%
Year Ended October 31, 2017	9.98	0.45	0.31	0.76	(0.48)	—	—	(0.48)	10.26	7.84%	28,040	0.80%	4.50%	1.48%	42%
Year Ended October 31, 2016	9.68	0.45	0.26	0.71	(0.41)	—	—	(0.41)	9.98 (e)	7.68%	26,168	0.80%	4.64%	1.59%	50%

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.
(e)	The net asset value per shares (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

30	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income/	to Average
	Value,	Investment	Gains/	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income/	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets	Assets	Reductions)	(c)
CLASS A SHARES
Year Ended October 31, 2020	$10.22	$0.39	$0.23	$0.62	$(0.45)	$(0.08)	$(0.53)	$10.31	6.23%	$252	1.05%	3.86%	2.55%	75%
Year Ended October 31, 2019	9.88	0.37	0.57	0.94	(0.60)	—	(0.60)	10.22	9.83%	285	1.13%	3.72%	2.58%	104	%(d)
Year Ended October 31, 2018	10.45	0.30	(0.55)	(0.25)	(0.32)	—	(0.32)	9.88	(2.39)%	118	1.15%	2.94%	2.61%	51%
Year Ended October 31, 2017	10.24	0.29	0.23	0.52	(0.31)	—	(0.31)	10.45	5.24%	292	1.15%	2.86%	1.81%	44%
Year Ended October 31, 2016	9.83	0.30	0.38	0.68	(0.27)	—	(0.27)	10.24	7.04%	107	1.15%	2.99%	1.71%	47%
CLASS I SHARES
Year Ended October 31, 2020	10.28	0.43	0.24	0.67	(0.48)	(0.08)	(0.56)	10.39	6.69%	33,444	0.70%	4.25%	2.31%	75%
Year Ended October 31, 2019	9.92	0.41	0.57	0.98	(0.62)	—	(0.62)	10.28	10.24%	29,548	0.79%	4.08%	2.41%	104	%(d)
Year Ended October 31, 2018	10.49	0.34	(0.56)	(0.22)	(0.35)	—	(0.35)	9.92	(2.12)%	27,140	0.80%	3.32%	2.44%	51%
Year Ended October 31, 2017	10.26	0.33	0.23	0.56	(0.33)	—	(0.33)	10.49	5.62%	27,876	0.80%	3.21%	1.58%	44%
Year Ended October 31, 2016	9.83	0.33	0.39	0.72	(0.29)	—	(0.29)	10.26	7.43%	26,505	0.80%	3.34%	1.61%	47%

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.

Amounts designated as “-“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC High Yield Fund	High Yield Fund

HSBC Strategic Income Fund	Strategic Income Fund

Financial statements for all other funds of the Trust are published separately. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The share classes offered by each Fund and the maximum sales charge for Class A Shares are summarized in the following table.

	Share	Class A Shares
Fund	Classes Offered	Maximum Sales Charge
High Yield Fund	A, I	3.75%
Strategic Income Fund	A, I	3.75%

Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased by $51,510 for High Yield Fund. The adoption did not have a significant impact on the amortized cost of investments for Strategic Income Fund. The adoption had no impact on the Funds’ net assets or overall results from operations.

32 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Funds’ liquidity risk management program, as approved by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Funds may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

HSBC FAMILY OF FUNDS 33

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Fund may enter into forward foreign currency exchange contracts. The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. Forward foreign currency exchange contracts may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

During the year ended October 31, 2020, the Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes. The notional amount of forward foreign currency exchange contracts outstanding as of October 31, 2020 and the monthly average notional amount for these contracts during the year ended October 31, 2020 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Long	Short	Long		Short
Forward Foreign Currency Exchange Contracts:
High Yield Fund	—	(1,874,344)	—		(1,427,114)
Strategic Income Fund	—	(2,401,634)	378,260	(a)	(2,105,121)
___________________

(a)	For the period November 1, 2019 to December 31, 2019 and September 1, 2020 to September 30, 2020.

Swap Agreements:

The Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swaps”). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term ‘specified’ index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in “unrealized appreciation or depreciation on swap agreements”. Daily changes in valuation of centrally cleared swaps, if any, are recorded as “variation margin on swap agreements”. Net periodic payments received or paid by the

34 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Funds are recorded as “realized gains or losses on swap agreements”. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Fund. Swap agreements may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

During the year ended October 31, 2020, the Funds entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk. The notional amount of swap agreements outstanding as of October 31, 2020 and the monthly average notional amount for these agreements during the year ended October 31, 2020 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Buy	Sell	Buy		Sell
	Protection	Protection	Protection		Protection
Credit Default Swap Agreements:
High Yield Fund	—	—	238,140	(a)	—
Strategic Income Fund	4,680,000	—	7,682,475	(b)	—
___________________

(a)	For the period March 1, 2020 to March 31, 2020.
(b)	For the period November 1, 2019 to March 31, 2020 and June 1, 2020 to October 31, 2020.

HSBC FAMILY OF FUNDS 35

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Summary of Derivative Instruments:

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2020:

	Assets		Liabilities
	Unrealized		Unrealized
	Appreciation		Depreciation
	on Forward		on Forward
	Foreign		Foreign
	Currency	Swap	Currency	Swap
	Exchange	Agreements	Exchange	Agreements
Fund	Contracts ($)	at Value ($)*	Contracts ($)	at Value ($)*
Foreign Exchange Rate Risk Exposure:
High Yield Fund	10,424	—	—	—
Strategic Income Fund	12,270	—	—	—

Credit Contracts Risk Exposure:
High Yield Fund	—	—	—	—
Strategic Income Fund	—	—	—	188,406
____________________

*	Total fair value is presented by Primary Risk Exposure. For forward foreign currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). Centrally cleared swaps are reported at value, which includes movements of variation margin. The Statements of Assets and Liabilities only reflect the current day variation margin.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended October 31, 2020:

	Realized Gain (Loss) on Derivatives
	Recognized as a Result from Operations
	Net Realized
	Gains (Losses)	Net Realized
	from Forward	Gains (Losses)
	Foreign Currency	from Swap
Fund	Exchange Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
High Yield Fund	(44,247)	—
Strategic Income Fund	(68,130)	—

Credit Contracts Risk Exposure:
High Yield Fund	—	53,969
Strategic Income Fund	—	663,213

	Net Change in Unrealized Appreciation/
	Depreciation on Derivatives Recognized
	as a Result from Operations
	Change in Unrealized	Change in
	Appreciation/	Unrealized
	Depreciation	Appreciation/
	on Forward	Depreciation
	Foreign Currency	on Swap
Fund	Exchange Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
High Yield Fund	28,098	—
Strategic Income Fund	44,056	—

Credit Contracts Risk Exposure:
Strategic Income Fund	—	(35,046)

36	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The Funds are generally subject to master netting arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting arrangements do not apply to amounts owed to/from different counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to legally enforceable master netting arrangements in the Statements of Assets and Liabilities. The tables below present the gross and net amounts of the assets and liabilities with any offsets to reflect the Funds’ ability to reflect the master netting arrangements at October 31, 2020 in the Statements of Assets and Liabilities.

As of October 31, 2020, each Fund’s derivative assets and liabilities by type are as follows:

	High		Strategic
	Yield Fund		Income Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency contracts	$10,424	$—	$12,270	$—
Swap agreements	—	—	12,710	—
Total derivative assets and liabilities in the Statement of
Assets and Liabilities	10,424	—	24,980	—
Derivative asset and liabilities not subject to a master netting
agreement or similar agreement (“MNA”)	—	—	(12,710)	—
Total assets and liabilities subject to a MNA	$10,424	$—	$12,270	$—

The following table represents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of October 31, 2020:

	Derivative Assets	Derivatives	Non-cash
	Subject to a MNA	Available	Collateral	Cash Collateral	Net Amount of
Counterparty	by Counterparty	for Offset	Received (a)	Received (a)	Derivative Assets
High Yield Fund:
Bank of America	$10,424	$—	$—	$—	$10,424
Total	$10,424	$—	$—	$—	$10,424
Strategic Income Fund:
Bank of America	$1,633	$—	$—	$—	$1,633
UBS AG	10,637	—	—	—	10,637
Total	$12,270	$—	$—	$—	$12,270
____________________

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

The Funds did not hold any derivative liabilities as of October 31, 2020.

Pursuant to each Fund’s ISDA Master Agreement for trading over-the-counter derivatives (“ISDA”), each Fund must notify counterparties if its net asset value (“NAV”) declines below a predetermined level over specified periods. In the event a Fund’s NAV declines below one of the predetermined levels, the decline may trigger an Additional Termination Event under the ISDA (“NAV Decline Trigger Event”) whereby each counterparty would have the right to declare an Early Termination Date, terminate the ISDA, and close-out all outstanding derivatives positions according to the close-out procedures of the ISDA. Pursuant to the terms of the ISDA, following a NAV Decline Trigger Event, counterparties may agree to waive their right to declare an Early Termination Date and thereby waive their right to terminate the ISDA and close-out any outstanding derivatives positions.

HSBC FAMILY OF FUNDS	37

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

In addition to the provisions relating to Additional Termination Events, under the terms of the Credit Support Annex to the ISDA, parties to an ISDA are required to post collateral to the other party if any of their derivatives positions are in a position of net liability. If either party fails to post required collateral and such failure is not remedied following subsequent notice, the failure to post collateral may be an Additional Termination Event and the other party may declare an Early Termination Event, terminate the ISDA, and close out any outstanding derivatives position. As of October 31, 2020, for derivatives positions where the Funds were in a position of net liability, the balance of any collateral posted is included in the Statements of Assets and Liabilities.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

38	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data (“matrix valuations”), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and certain options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

HSBC FAMILY OF FUNDS	39

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The following is a summary of the valuation inputs used as of October 31, 2020 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund.

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
High Yield Fund
Investment Securities:
Foreign Bonds	—	242,437	—	242,437
Yankee Dollars	—	3,781,597	—	3,781,597
Corporate Bonds	—	26,489,149	—	26,489,149
Exchange Traded Funds	1,521,690	—	—	1,521,690
Investment Company	1,245,303	—	—	1,245,303
Total Investment Securities	2,766,993	30,513,183	—	33,280,176
Other Financial Instruments: (a)
Forward Foreign Currency Contracts	—	10,424	—	10,424
Total Investments	2,766,993	30,523,607	—	33,290,600

Strategic Income Fund
Investment Securities:
Foreign Bonds	—	580,421	—	580,421
Yankee Dollars	—	6,294,452	—	6,294,452
Corporate Bonds	—	24,717,310	—	24,717,310
U.S. Treasury Obligations	—	705,662	—	705,662
Investment Company	585,904	—	—	585,904
Total Investment Securities	585,904	32,297,845	—	32,883,749
Other Financial Instruments: (a)
Centrally Cleared Credit Default Swaps		(188,406)		(188,406)
Forward Foreign Currency Contracts	—	12,270	—	12,270
Total Investments	585,904	32,121,709	—	32,707,613
____________________

(a)

Other financial instruments would include derivative instruments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

4. Related Party Transactions and Other Agreements and Plans: Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at annual rate of:

Fund	Fee Rate (%)
High Yield Fund	0.65
Strategic Income Fund	0.65

HSBC Global Asset Management (UK) Limited (“AMEU”) may serve as the investment sub-adviser of the Strategic Income Fund. During the year ended October 31, 2020, AMEU did not provide subadvisory services to the Fund.

40	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

HSBC also provides support services to the Funds pursuant to a Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares of each of the Funds, at an annual rate of 0.10%. HSBC is not entitled to a support services fee for Class I Shares.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $ 50 billion	0.0265
In excess of $ 50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the year ended October 31, 2020, the effective annualized rate was 0.033%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $ 50 billion	0.0065
In excess of $ 50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”), serves the Trust as Distributor. For the year ended October 31, 2020, Foreside received $452 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Funds.

HSBC FAMILY OF FUNDS	41

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021, the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
Fund	Class	Expense Limitations (%)
High Yield Fund	A	0.90
High Yield Fund	I	0.55
Strategic Income Fund	A	1.05
Strategic Income Fund	I	0.70

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the year ended October 31, 2020, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of October 31, 2020, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2023 ($)	2022 ($)	2021 ($)	Total ($)
High Yield Fund	541,071	450,112	428,942	1,420,125
Strategic Income Fund	497,138	461,092	454,308	1,412,538

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

42	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Other:

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the year ended October 31, 2020, the Funds purchased the following amounts of such securities:

Purchases ($)
High Yield Fund	3,378,000
Strategic Income Fund	6,341,000

The Funds may use related party broker-dealers. For the year ended October 31, 2020, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the year ended October 31, 2020 were as follows:

	Purchases ($)	Sales ($)
High Yield Fund	23,699,118	22,213,546
Strategic Income Fund	24,251,009	20,439,273

For the year ended October 31, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases ($)	Sales ($)
Strategic Income Fund	1,169,810	1,494,873

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Debt Instruments Risk: The risks of investing in debt instruments include:

Credit Risk: The Funds could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment. This risk is greater for lower-quality bonds than for bonds that are investment grade.

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity due to such factors as specific issuer developments and interest rate sensitivity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments and may result in heightened market volatility. Interest rates in the United States are at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low rates may magnify interest rate risk.

HSBC FAMILY OF FUNDS	43

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of a Fund to pay redemption proceeds within the allowable time period.

Derivatives Risk: The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Funds’ net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Funds will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Funds to the effects of leverage, which could increase the Funds’ exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Funds. The use of derivatives by the Funds to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Liquidity Risk: The Funds may hold illiquid investments by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. An investment may become illiquid after purchase. The Funds could lose money or dilute remaining investors’ interests if it is unable to dispose of an investment at a time that is most beneficial to the Funds. Investments that are illiquid, less liquid or that trade in lower volumes may be more difficult to value.

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
High Yield Fund	33,069,567	1,296,035	(1,085,426)	210,609
Strategic Income Fund	32,505,815	1,307,739	(1,118,211)	189,528
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on derivatives and the differing treatments of amortization on callable bonds.

The tax cost of investments generally includes the cost of securities and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/(depreciation) includes securities and derivatives that are not considered realized for tax purposes, as applicable.

44 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2020, was as follows:

	Distributions paid from
		Net Long-			Total
	Ordinary	Term Capital	Total Taxable	Return of	Distributions
	Income ($)	Gains ($)	Distributions ($)	Capital	Paid ($)(1)
High Yield Fund	1,810,591	—	1,810,591	41,405	1,851,996
Strategic Income Fund	1,498,652	166,643	1,665,295	—	1,665,295
____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
				Total
	Ordinary	Total Taxable	Return of	Distributions
	Income ($)	Distributions ($)	Capital ($)	Paid ($)(1)
High Yield Fund	2,002,019	2,002,019	93,268	2,095,287
Strategic Income Fund	1,738,789	1,738,789	—	1,738,789
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

					Unrealized	Total
	Undistributed			Accumulated	Appreciation/	Accumulated
	Ordinary	Accumulated	Distributions	Capital and Other	(Depreciation)	Earnings/
	Income ($)	Earnings ($)	Payable ($)*	Losses ($)	($)(1)	(Deficit) ($)
High Yield Fund	—	—	(22,265)	(1,069,934)	203,022	(889,177)
Strategic Income Fund	965,391	965,391	(24,365)	—	182,364	1,123,390
____________________

*	Distributions payable may differ from the amounts reported in the Statements of Assets and Liabilities because distributions payable on a tax basis include those dividends that will be reinvested.
(1)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on derivatives and the differing treatments of amortization on callable bonds.

As of the tax year ended October 31, 2020, the High Yield Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
High Yield Fund	255,716	814,218	1,069,934

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss, differing treatment on certain swap agreements, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on derivatives) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

HSBC FAMILY OF FUNDS	45

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated
	Net Investment	Accumulated
	Income/(Distributions	Net Realized
	in Excess of Net	Gains/	Paid in
	Investment Income) ($)*	(Losses) ($)*	Capital ($)
High Yield Fund	71,576	(71,576)	—
Strategic Income Fund	41,644	(41,644)	—
____________________

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

The reclassifications for the Funds relate primarily to foreign currency gains or losses, the differing treatment of investments in swap agreements, the differing treatments of amortization on callable bonds and distribution re-designations.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of
	shareholders with		Number of
	ownership of voting		shareholders with
	securities of the		ownership of voting
	Portfolio greater	Percentage	securities of the	Percentage
	than 10% and less	owned in	Portfolio greater	owned in
	than 25% of the total	aggregate by	than 25% of the total	aggregate by
	Portfolio’s outstanding	10%-25%	Portfolio’s outstanding	greater than 25%
	voting securities	shareholders (%)	voting securities	shareholders (%)
High Yield Fund	1	10	1	89*
Strategic Income Fund	—	—	1	93*
____________________

*	Owned by the Investment Adviser or an affiliate.

9. Recent Accounting Pronouncements:

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides the Funds with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications that replace a reference rate affected by reference rate reform and contemporaneous modifications of other contract terms related to the replacement of the reference rate to be accounted for as a continuation of the existing contract. Such modifications, therefore, would not require contract remeasurement at the modification date or reassessment of a previous accounting determination. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

46 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2020 (continued)

10. Subsequent Events:

On December 16, 2020, the Board approved a plan of liquidation to close the Funds. The liquidation of the Funds is expected to be effective on or about January 29, 2021.

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2020.

HSBC FAMILY OF FUNDS	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC High Yield Fund and HSBC Strategic Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC High Yield Fund and HSBC Strategic Income Fund (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

48	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 21, 2020

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS	49

HSBC FAMILY OF FUNDS
Other Federal Income Tax Information (Unaudited)

During the year ended October 31, 2020, the following Funds declared capital gain distributions:

	Short Term	Long Term
	Capital Gain	Capital Gain
	Distributions ($)	Distributions ($)
Strategic Income Fund	249,726	166,643

During the year ended October 31, 2020, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest
Income %
High Yield Fund	86.24%
Strategic Income Fund	71.62%

50	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses - as of October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2020 and held through the period ended October 31, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these  transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Ending Account Value 10/31/20	Expenses Paid During Period(1)
High Yield Fund - Class A	0.90%	$1,000.00	$1,111.90	$4.78	$1,020.61	$4.57
High Yield Fund - Class I	0.55%	1,000.00	1,114.50	2.92	1,022.37	2.80
Strategic Income Fund - Class A	1.05%	1,000.00	1,092.70	5.52	1,019.86	5.33
Strategic Income Fund - Class I	0.70%	1,000.00	1,095.50	3.69	1,021.62	3.56
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

HSBC FAMILY OF FUNDS	51

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

Portfolios in
	Position(s)	Term of Office		Fund Complex	Other Directorships
	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by Trustee
Name, Address, Age	Funds	Time Served	During Past 5 Years	Trustee*	During Past 5 Years**
NON-INTERESTED
TRUSTEES

MARCIA L. BECK	Chairman and	Indefinite;	Private Investor (1999 – present)	7	None
P.O. Box 182845	Trustee	2008 to
Columbus, OH		present
43218-3035
Age: 65

SUSAN C. GAUSE	Trustee	Indefinite;	Private Investor (2003 - present)	7	Brighthouse Funds
P.O. Box 182845		2013 to			Trust II (2012 – present);
Columbus, OH		present			and Brighthouse Funds
43218-3035					Trust I (2008 – present)
Age: 68

SUSAN S. HUANG	Trustee	Indefinite;	Private Investor (2000 - present)	7	None
P.O. Box 182845		2008 to
Columbus, OH		present
43218-3035
Age: 66

HUGH T. HURLEY, III***	Trustee	Indefinite; 2020	Retired since 2017; Managing Director	7	Oakmark Funds (2018 -
P.O. Box 182845		to present	and Global Head of Product Strategy		present)
Columbus, OH			Active Equity, BlackRock, Inc. from
43218-3035			2006 to 2017.
Age: 56
____________________

*	Includes all series of the HSBC Funds.
**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

***	Mr. Hurley was appointed to the Board on December 16, 2020.

52	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited) (continued)

	Position(s) Held	Term of Office and	Principal Occupation(s)
Name, Address, Age	Funds	Length of Time Served	During Past 5 Years
OFFICERS

STEFANO R. MICHELAGNOLI	President	One year;	Global Head of Client Operations, HSBC Global Asset
452 Fifth Avenue		2020 to present	Management (USA) Inc. (June 2020 - present); Regional Head of
New York, NY 10018			Product (Americas), HSBC Global Asset Management (USA) Inc.
Age: 50			(2015-June 2020)

JAMES D. LEVY	Vice President	One year;	Vice President, Product Management, HSBC Global Asset
452 Fifth Avenue		2014 to present	Management (USA) Inc. (2014 – present)
New York, NY 10018
Age: 57

LAUREN STUNTEBECK*	Treasurer	One year;	Vice President, Financial Administration, Citi Fund Services
4400 Easton Commons,		2019 to present	(2019 - present); Senior Manager, Audit, KPMG LLP (2016-2019);
Suite 200			Manager, Audit, KPMG LLP (2014-2016)
Columbus, OH 43219-3035
Age: 33

IOANNIS TZOUGANATOS*	Secretary	One year;	Vice President, Regulatory Administration, Citi Fund Services
Prudential Center		2015 to present	(2008 - present)
800 Boylston Street, 24th Floor
Boston, MA 02199
Age: 44

CHARLES BOOTH*	Chief Compliance	One year;	Director and Compliance Officer, CCO Services, Citi Fund Services
4400 Easton Commons,	Officer	2015 to present	(1988 - present)
Suite 200
Columbus, OH 43219-3035
Age: 60

JAMES M. CURTIS	Chief Legal Officer	One year;	Associate General Counsel, HSBC Securities (USA) Inc. (2005-
452 Fifth Avenue		2018 to present	2017); Associate General Counsel, HSBC Technology & Services
New York, NY 10018			(USA) Inc. (2018-present)
Age: 52
____________________

*	Mrs. Stuntebeck, Mr. Tzouganatos and Mr. Booth also are officers of other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

HSBC FAMILY OF FUNDS	53

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

54	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

SUB-ADVISERS

HSBC Strategic Income Fund
HSBC Global Asset Management (UK) Limited
78 St. James Street
London, United Kingdom, SW1A 1EJ

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-FIF-1220	12/20

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Marcia Beck, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees,
2020	$219,500
2019	$242,630

(b) Audit-Related Fees,
2020	$0
2019	$0

(c) Tax Fees,
2020	$86,900
2019	$115,700

Fees for both 2019 and 2020 relate primarily to the preparation of federal and state income and excise tax returns and the review of excise tax distributions.

(d) All Other Fees,
2020	$0
2019	$0

(e)(1) The audit committee is required to pre-approve all audit and permitted non-audit services performed by the registrant’s independent auditors in accordance with the audit committee charter and the Investment Company Act of 1940.

(e)(2)
2020	0%
2019	0%

(f) Not applicable.

(g) Non-Audit Fees,
2020	$2,056,900
2019	$3,407,000

Fees for 2019 and 2020 represent PricewaterhouseCoopers LLP services provided to the Funds and to HSBC Bank and affiliates related to general corporate, state and local tax assistance, accounting matters and various advisory projects.

(h) The audit committee considered the nonaudit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli, President (Principal Executive Officer)

Date	December 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli, President (Principal Executive Officer)

Date	December 17, 2020

By (Signature and Title)	/s/ Lauren T. Stuntebeck
Lauren T. Stuntebeck, Treasurer (Principal Financial Officer)

Date	December 17, 2020